UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund, PGIM Global Dynamic Bond Fund and PGIM Wadhwani Systematic Absolute Return Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1	– Reports to Stockholders

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 15, 2022

PGIM Real Assets Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	6.32	10.54	6.47	3.38	—

Class C	5.88	15.21	6.92	3.22	—

Class Z	6.38	17.31	8.05	4.28	—

Class R6	6.44	17.43	8.12	N/A	4.89 (01/23/2015)

Customized Blend Index

	5.09	14.97	7.30	3.34	—

Bloomberg US TIPS Index

	-3.85	0.75	3.88	2.27	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)
Class R6 (01/23/2015)

Customized Blend Index	4.52

Bloomberg US TIPS Index	2.92

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 23 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Bloomberg US TIPS Index—The Bloomberg US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Assets Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Commodity Strategies Fund	Commodity	24.8%

PGIM TIPS Fund	TIPS	14.7%

PGIM Jennison Global Infrastructure Fund	Utilities/Infrastructure	13.0%

PGIM Select Real Estate Fund	Real Estate	10.1%

PGIM Global Real Estate Fund	Real Estate	10.0%

PGIM Jennison MLP Fund	Master Limited Partnerships (MLPs)	9.7%

PGIM Jennison Natural Resource Fund	Natural Resources	8.6%

PGIM Floating Rate Income Fund	Floating Rate Income	3.9%

iShares Gold Trust	Exchange-Traded Funds	3.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Assets Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,063.20	1.25%	$ 6.39

	Hypothetical	$1,000.00	$1,018.60	1.25%	$ 6.26

Class C	Actual	$1,000.00	$1,058.80	2.00%	$10.21

	Hypothetical	$1,000.00	$1,014.88	2.00%	$ 9.99

Class Z	Actual	$1,000.00	$1,063.80	0.93%	$ 4.76

	Hypothetical	$1,000.00	$1,020.18	0.93%	$ 4.66

Class R6	Actual	$1,000.00	$1,064.40	0.85%	$ 4.35

	Hypothetical	$1,000.00	$1,020.58	0.85%	$ 4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS 94.8%
PGIM Floating Rate Income Fund (Class R6)	676,357	$6,384,807
PGIM Global Real Estate Fund (Class R6)	746,426	16,510,953
PGIM Jennison Global Infrastructure Fund (Class R6)	1,359,243	21,598,364
PGIM Jennison MLP Fund (Class R6)	2,349,940	16,120,585
PGIM Jennison Natural Resources Fund (Class R6)	256,768	14,258,321
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,726,296	41,175,576
PGIM Select Real Estate Fund (Class R6)	1,183,997	16,670,677
PGIM TIPS Fund (Class R6)	2,500,392	24,328,812

TOTAL AFFILIATED MUTUAL FUNDS (cost $139,603,742)(wd)		157,048,095

EXCHANGE-TRADED FUND 3.1%
iShares Gold Trust (cost $5,334,440)(bb)	141,900	5,114,076

TOTAL LONG-TERM INVESTMENTS (cost $144,938,182)		162,162,171

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,531,663)(bb)(wd)	1,531,663	1,531,663

TOTAL INVESTMENTS 98.8% (cost $146,469,845)		163,693,834
Other assets in excess of liabilities 1.2%		2,020,981

NET ASSETS 100.0%		$165,714,815

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

OTC—Over-the-counter

TIPS—Treasury Inflation-Protected Securities

(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$157,048,095	$—	$—
Exchange-Traded Fund	5,114,076	—	—
Short-Term Investment
Affiliated Mutual Fund	1,531,663	—	—

Total	$163,693,834	$—	$—

Fund Composition:

The fund composition of investments (excluding derivatives) and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Commodity	24.8%
Real Estate	20.1
TIPS	14.7
Utilities/Infrastructure	13.0
Master Limited Partnerships (MLPs)	9.7
Natural Resources	8.6
Floating Rate Income	3.9

Exchange-Traded Fund	3.1%
Core Ultra Short Bond	0.9

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2022, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

10

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(23,374)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$9,404

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$337,232

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value:
Unaffiliated investments (cost $5,334,440)	$5,114,076
Affiliated investments (cost $141,135,405)	158,579,758
Receivable for Fund shares sold	2,819,069
Due from Manager	8,903
Prepaid expenses	451

Total Assets	166,522,257

Liabilities
Payable for Fund shares purchased	767,593
Accrued expenses and other liabilities	33,857
Distribution fee payable	3,528
Affiliated transfer agent fee payable	1,697
Trustees’ fees payable	587
Payable for investments purchased	102
Dividends payable	78

Total Liabilities	807,442

Net Assets	$165,714,815

Net assets were comprised of:
Shares of beneficial interest, at par	$15,408
Paid-in capital in excess of par	161,813,402
Total distributable earnings (loss)	3,886,005

Net assets, April 30, 2022	$165,714,815

See Notes to Consolidated Financial Statements.

12

Class A
Net asset value and redemption price per share, ($11,048,850 ÷ 1,028,985 shares of beneficial interest issued and outstanding)	$10.74
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.37

Class C
Net asset value, offering price and redemption price per share, ($2,692,545 ÷ 253,166 shares of beneficial interest issued and outstanding)	$10.64

Class Z
Net asset value, offering price and redemption price per share, ($92,554,054 ÷ 8,600,651 shares of beneficial interest issued and outstanding)	$10.76

Class R6
Net asset value, offering price and redemption price per share, ($59,419,366 ÷ 5,525,116 shares of beneficial interest issued and outstanding)	$10.75

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Affiliated dividend income	$10,535,138
Unaffiliated dividend income	12,413

Total income	10,547,551

Expenses
Management fee	365,202
Distribution fee(a)	15,511
Custodian and accounting fees	47,404
Transfer agent’s fees and expenses (including affiliated expense of $17,575)(a)	31,880
Audit fee	25,786
Registration fees(a)	14,318
Legal fees and expenses	12,361
Shareholders’ reports	8,497
Trustees’ fees	5,383
Miscellaneous	8,491

Total expenses	534,833
Less: Fee waiver and/or expense reimbursement(a)	(441,368)
Distribution fee waiver(a)	(1,942)

Net expenses	91,523

Net investment income (loss)	10,456,028

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(121,057))	68,641
Affiliated net capital gain distributions received	3,355,708
Futures transactions	(23,374)

3,400,975

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,395,323))	(7,615,910)
Futures	9,404
Foreign currencies	(102)

(7,606,608)

Net gain (loss) on investment and foreign currency transactions	(4,205,633)

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,250,395

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	11,650	3,861	—	—
Transfer agent’s fees and expenses	5,690	560	25,368	262
Registration fees	3,801	3,003	4,661	2,853
Fee waiver and/or expense reimbursement	(31,257)	(5,721)	(216,600)	(187,790)
Distribution fee waiver	(1,942)	—	—	—

See Notes to Consolidated Financial Statements.

14

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,456,028	$1,303,340
Net realized gain (loss) on investment transactions	45,267	(259,209)
Affiliated net capital gain distributions received	3,355,708	233,636
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,606,608)	24,109,451

Net increase (decrease) in net assets resulting from operations	6,250,395	25,387,218

Dividends and Distributions
Distributions from distributable earnings
Class A	(792,918)	(284,273)
Class C	(59,946)	(50,905)
Class Z	(6,371,612)	(3,222,924)
Class R6	(5,442,709)	(2,024,274)

	(12,667,185)	(5,582,376)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	89,048,866	29,735,415
Net asset value of shares issued in reinvestment of dividends and distributions	12,666,328	5,582,026
Cost of shares purchased	(45,867,881)	(31,372,465)

Net increase (decrease) in net assets from Fund share transactions	55,847,313	3,944,976

Total increase (decrease)	49,430,523	23,749,818

Net Assets:
Beginning of period	116,284,292	92,534,474

End of period	$165,714,815	$116,284,292

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.31		$9.37	$9.74	$8.98	$9.44	$9.36
Income (loss) from investment operations:
Net investment income (loss)	0.90		0.10	0.11	0.13	0.14	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.27)		2.37	(0.26)	0.81	(0.44)	0.12
Total from investment operations	0.63		2.47	(0.15)	0.94	(0.30)	0.24
Less Dividends and Distributions:
Dividends from net investment income	(1.15)		(0.28)	(0.16)	(0.18)	(0.16)	(0.12)
Tax return of capital distributions	-		-	-	-	- (b)	(0.04)
Distributions from net realized gains	(0.05)		(0.25)	(0.06)	-	-	- (b)
Total dividends and distributions	(1.20)		(0.53)	(0.22)	(0.18)	(0.16)	(0.16)
Net asset value, end of period	$10.74		$11.31	$9.37	$9.74	$8.98	$9.44
Total Return(c):	6.32%		27.18%	(1.61)%	10.55%	(3.25)%	2.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,049		$7,448	$4,694	$4,719	$5,487	$6,702
Average net assets (000)	$7,831		$6,059	$4,479	$5,438	$6,032	$7,589
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.47	%(f)	0.53%	0.86%	0.85%	0.77%	0.66%
Expenses before waivers and/or expense reimbursement	1.32	%(f)	1.44%	2.12%	1.57%	1.77%	1.28%
Net investment income (loss)	16.73	%(f)	0.92%	1.14%	1.43%	1.50%	1.33%
Portfolio turnover rate(g)	24%		30%	96%	60%	77%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

16

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.22		$9.30	$9.68	$8.93	$9.39	$9.32
Income (loss) from investment operations:
Net investment income (loss)	0.66		0.01	0.04	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.08)		2.37	(0.25)	0.79	(0.43)	0.11
Total from investment operations	0.58		2.38	(0.21)	0.86	(0.36)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(1.11)		(0.21)	(0.11)	(0.11)	(0.10)	(0.07)
Tax return of capital distributions	-		-	-	-	- (b)	(0.02)
Distributions from net realized gains	(0.05)		(0.25)	(0.06)	-	-	- (b)
Total dividends and distributions	(1.16)		(0.46)	(0.17)	(0.11)	(0.10)	(0.09)
Net asset value, end of period	$10.64		$11.22	$9.30	$9.68	$8.93	$9.39
Total Return(c):	5.88%		26.32%	(2.26)%	9.75%	(3.93)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,693		$613	$1,163	$1,486	$1,783	$2,607
Average net assets (000)	$779		$789	$1,340	$1,620	$2,178	$2,932
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.22	%(f)	1.29%	1.58%	1.56%	1.49%	1.41%
Expenses before waivers and/or expense reimbursement	2.70	%(f)	2.64%	3.40%	2.45%	2.70%	1.98%
Net investment income (loss)	12.09	%(f)	0.11%	0.41%	0.72%	0.78%	0.56%
Portfolio turnover rate(g)	24%		30%	96%	60%	77%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	17

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.34		$9.39	$9.75	$8.99	$9.45	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.94		0.13	0.15	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.30)		2.38	(0.26)	0.81	(0.44)	0.10
Total from investment operations	0.64		2.51	(0.11)	0.97	(0.27)	0.25
Less Dividends and Distributions:
Dividends from net investment income	(1.17)		(0.31)	(0.19)	(0.21)	(0.19)	(0.14)
Tax return of capital distributions	-		-	-	-	- (b)	(0.04)
Distributions from net realized gains	(0.05)		(0.25)	(0.06)	-	-	- (b)
Total dividends and distributions	(1.22)		(0.56)	(0.25)	(0.21)	(0.19)	(0.18)
Net asset value, end of period	$10.76		$11.34	$9.39	$9.75	$8.99	$9.45
Total Return(c):	6.38%		27.70%	(1.18)%	10.94%	(2.91)%	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,554		$58,290	$56,307	$64,495	$79,349	$84,752
Average net assets (000)	$60,451		$57,988	$58,559	$67,444	$85,493	$94,426
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.19%	0.50%	0.49%	0.42%	0.41%
Expenses before waivers and/or expense reimbursement	0.88	%(f)	0.95%	1.11%	1.07%	0.99%	0.98%
Net investment income (loss)	17.63	%(f)	1.23%	1.58%	1.76%	1.83%	1.57%
Portfolio turnover rate(g)	24%		30%	96%	60%	77%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

18

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.33		$9.38	$9.75	$8.98	$9.44	$9.37
Income (loss) from investment operations:
Net investment income (loss)	0.91		0.14	0.13	0.17	0.18	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.26)		2.38	(0.24)	0.82	(0.44)	0.11
Total from investment operations	0.65		2.52	(0.11)	0.99	(0.26)	0.26
Less Dividends and Distributions:
Dividends from net investment income	(1.18)		(0.32)	(0.20)	(0.22)	(0.20)	(0.15)
Tax return of capital distributions	-		-	-	-	- (b)	(0.04)
Distributions from net realized gains	(0.05)		(0.25)	(0.06)	-	-	- (b)
Total dividends and distributions	(1.23)		(0.57)	(0.26)	(0.22)	(0.20)	(0.19)
Net asset value, end of period	$10.75		$11.33	$9.38	$9.75	$8.98	$9.44
Total Return(c):	6.44%		27.78%	(1.18)%	11.15%	(2.85)%	2.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,419		$49,933	$30,370	$27,530	$44,822	$69,957
Average net assets (000)	$52,751		$40,677	$28,578	$42,776	$64,112	$71,614
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.08	%(f)	0.11%	0.41%	0.40%	0.36%	0.32%
Expenses before waivers and/or expense reimbursement	0.80	%(f)	0.87%	1.04%	0.98%	0.92%	0.89%
Net investment income (loss)	17.10	%(f)	1.31%	1.42%	1.88%	1.93%	1.58%
Portfolio turnover rate(g)	24%		30%	96%	60%	77%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund.

As of April 30, 2022, the Cayman Subsidiary had net assets of $5,197,139 representing 3.14% of the Fund’s net assets.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission rules.

2.  Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial

20

Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

22

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

24

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $3 billion;	0.60%
0.58% of average daily net assets from $3 billion to $5 billion;
0.57% of average daily net assets from $5 billion to $10 billion;
0.56% of average daily net assets over $10 billion

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

*

Including the Cayman Subsidiary’s assets. Additionally, the Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the same annual rates as disclosed in the table above. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The Manager also has entered into a Subadvisory Agreement with PGIM Quantitative Solutions, relating to the Cayman Subsidiary.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses and acquired fund fees and expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes)), extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations*
A	0.85%
C	0.85
Z	0.85
R6	0.85

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets.The distribution fees are accrued daily and payable monthly.

26

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$42,340	$—
C	—	—

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$79,138,927	$29,669,230

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Floating Rate Income Fund (Class R6)(1)
$ 3,387,141	$3,427,972	$296,600		$(130,542)	$(3,164)	$6,384,807	676,357	$84,072		$—

PGIM Global Real Estate Fund (Class R6)
13,904,978	9,141,468	3,089,300		(2,867,670)	(578,523)	16,510,953	746,426	325,831		1,948,038

PGIM Jennison Global Infrastructure Fund (Class R6)
12,327,281	13,639,533	3,449,800		(1,114,802)	196,152	21,598,364	1,359,243	38,820		583,712

PGIM Jennison MLP Fund (Class R6)(1)
11,897,716	5,725,450	2,154,411	**	407,517	244,313	16,120,585	2,349,940	255,213	**	—

PGIM Jennison Natural Resources Fund (Class R6)(1)
9,923,127	4,873,493	1,789,400		1,131,290	119,811	14,258,321	256,768	108,393		—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
28,687,546	19,663,378	5,538,600		(1,565,862)	(70,886)	41,175,576	3,726,296	8,840,877		—

PGIM Select Real Estate Fund (Class R6)
13,896,855	7,492,894	3,214,100		(1,317,418)	(187,554)	16,670,677	1,183,997	206,903		466,790

PGIM Short Duration High Yield Income Fund (Class R6)(1)
3,387,293	149,551	3,506,392		(215,616)	185,164	—	—	36,740		—

PGIM TIPS Fund (Class R6)
17,468,162	9,031,240	422,000		(1,722,220)	(26,370)	24,328,812	2,500,392	636,672		357,168
$114,880,099	$73,144,979	$23,460,603		$(7,395,323)	$(121,057)	$157,048,095		$10,533,521		$3,355,708

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)(bb)
$ 1,035,371	$56,929,245	$56,432,953	$—	$—	$1,531,663	1,531,663	$1,617	$—
$115,915,470	$130,074,224	$79,893,556	$(7,395,323)	$(121,057)	$158,579,758		$10,535,138	$3,355,708

**	Amount includes return of capital distribution.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$161,458,771	$19,895,579	$(17,660,516)	$2,235,063

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	1,182,829	13.8%
R6	3,813,374	69.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	2	32.4%
Unaffiliated	4	43.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	388,617	$4,265,051
Shares issued in reinvestment of dividends and distributions	78,361	792,870
Shares purchased	(98,100)	(1,058,878)
Net increase (decrease) in shares outstanding before conversion	368,878	3,999,043
Shares issued upon conversion from other share class(es)	3,107	33,433
Shares purchased upon conversion into other share class(es)	(1,260)	(13,850)
Net increase (decrease) in shares outstanding	370,725	$4,018,626

Year ended October 31, 2021:
Shares sold	196,422	$2,081,898
Shares issued in reinvestment of dividends and distributions	28,548	283,941
Shares purchased	(120,738)	(1,242,549)
Net increase (decrease) in shares outstanding before conversion	104,232	1,123,290
Shares issued upon conversion from other share class(es)	59,665	597,162
Shares purchased upon conversion into other share class(es)	(6,734)	(65,808)
Net increase (decrease) in shares outstanding	157,163	$1,654,644

30

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	232,911	$2,526,454
Shares issued in reinvestment of dividends and distributions	5,893	59,137
Shares purchased	(37,117)	(399,390)
Net increase (decrease) in shares outstanding before conversion	201,687	2,186,201
Shares purchased upon conversion into other share class(es)	(3,137)	(33,433)
Net increase (decrease) in shares outstanding	198,550	$2,152,768

Year ended October 31, 2021:
Shares sold	772	$8,154
Shares issued in reinvestment of dividends and distributions	5,285	50,887
Shares purchased	(17,151)	(172,302)
Net increase (decrease) in shares outstanding before conversion	(11,094)	(113,261)
Shares purchased upon conversion into other share class(es)	(59,411)	(589,974)
Net increase (decrease) in shares outstanding	(70,505)	$(703,235)

Class Z
Six months ended April 30, 2022:
Shares sold	6,229,003	$68,580,298
Shares issued in reinvestment of dividends and distributions	628,027	6,371,612
Shares purchased	(3,399,369)	(36,950,442)
Net increase (decrease) in shares outstanding before conversion	3,457,661	38,001,468
Shares issued upon conversion from other share class(es)	1,257	13,850
Net increase (decrease) in shares outstanding	3,458,918	$38,015,318

Year ended October 31, 2021:
Shares sold	1,182,117	$12,049,210
Shares issued in reinvestment of dividends and distributions	324,884	3,222,924
Shares purchased	(2,354,972)	(24,053,330)
Net increase (decrease) in shares outstanding before conversion	(847,971)	(8,781,196)
Shares issued upon conversion from other share class(es)	8,426	83,059
Shares purchased upon conversion into other share class(es)	(17,402)	(183,970)
Net increase (decrease) in shares outstanding	(856,947)	$(8,882,107)

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	1,264,081	$13,677,063
Shares issued in reinvestment of dividends and distributions	537,330	5,442,709
Shares purchased	(682,859)	(7,459,171)
Net increase (decrease) in shares outstanding	1,118,552	$11,660,601

Year ended October 31, 2021:
Shares sold	1,516,234	$15,596,153
Shares issued in reinvestment of dividends and distributions	202,087	2,024,274
Shares purchased	(564,580)	(5,904,284)
Net increase (decrease) in shares outstanding before conversion	1,153,741	11,716,143
Shares issued upon conversion from other share class(es)	14,979	159,531
Net increase (decrease) in shares outstanding	1,168,720	$11,875,674

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

32

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $270,750, borrowed at a weighted average interest rate of 1.60%. The maximum loan outstanding amount during the period was $544,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadviser. Because the amount of the investment management fees to be retained by the manager and the subadviser may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadviser in selecting the Underlying Funds. In addition, the manager and the subadviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadviser take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadviser may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

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Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s and the Underlying Funds’ net asset values (“NAVs”) could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Deflation Risk: During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund and the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund and the Underlying

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s or an Underlying Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

36

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Energy Sector Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of adverse economic, environmental, business, regulatory or other occurrences affecting the energy sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata

PGIM Real Assets Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Hedging Risk: The decision as to whether and to what extent the Fund or an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund or the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund or an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund or the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other

38

investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund or an Underlying Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce

PGIM Real Assets Fund	39

Notes to Consolidated Financial Statements (unaudited) (continued)

the desired results. Additionally, the securities or Underlying Funds selected by the manager and/or subadviser may underperform the markets in general, the Fund’s benchmarks and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax

40

benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Natural Resources Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which non-US securities are subject

PGIM Real Assets Fund	41

Notes to Consolidated Financial Statements (unaudited) (continued)

may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

42

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat such income as “qualifying income,” the Fund may need to change its investment strategies, which could adversely affect the Fund. The Cayman Subsidiary will not be subject to U.S. federal income tax. The Cayman Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Cayman Subsidiary during that year. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end investment companies on such Cayman Subsidiary income, whether or not the Cayman Subsidiary makes a distribution to the Fund during the taxable year.

One of the Underlying Funds, the PGIM Jennison MLP Fund, is taxed as a regular corporation, or “C” corporation, for federal income tax purposes. This means that the PGIM Jennison MLP Fund is generally subject to U.S. federal income tax on its taxable income at the rates applicable to corporations and also subject to state and local income taxes. This may have unexpected and potentially significant consequences for shareholders, including the Fund.

Treasury Inflation Protected Securities (TIPS) Risk: The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity

PGIM Real Assets Fund	43

Notes to Consolidated Financial Statements (unaudited) (continued)

receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund or an Underlying Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support for any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Utilities/Infrastructure Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

44

10.  Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Real Assets Fund	45

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

46

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUDAX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K785	74440K777	74440K744

MF207E2

PGIM GLOBAL DYNAMIC BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

June 15, 2022

PGIM Global Dynamic Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-12.50	-14.78	1.09	2.24 (11/03/2015)

Class C	-12.86	-13.45	0.97	1.96 (11/03/2015)

Class Z	-12.35	-11.52	2.08	3.08 (11/03/2015)

Class R6	-12.34	-11.58	2.12	3.10 (11/03/2015)

ICE BofA US 3-Month Treasury Bill Index

	0.07	0.08	1.12	0.94

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index

	-0.05	0.03	1.33	1.17

Bloomberg Global Aggregate Index

	-11.69	-12.64	0.33	0.84

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index*—The ICE BofA US 3-Month Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

*ICE BofA US 3-Month Treasury Bill Index has replaced ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s primary benchmark due to the pending discontinuation of LIBOR.

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

PGIM Global Dynamic Bond Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.26	5.43	4.44

Class C	0.23	4.86	3.46

Class Z	0.28	5.99	5.27

Class R6	0.28	6.06	5.65

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	1.2

A	7.5

BBB	15.2

BB	37.9

B	20.6

CCC	4.6

Not Rated	2.0

Cash/Cash Equivalents	11.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Dynamic Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A Actual	$1,000.00	$ 875.00	1.20%	$5.58
Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class C Actual	$1,000.00	$ 871.40	1.95%	$9.05
Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Z Actual	$1,000.00	$ 876.50	0.85%	$3.95
Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class R6 Actual	$1,000.00	$ 876.60	0.80%	$3.72
Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 92.9%

ASSET-BACKED SECURITIES 3.5%

Cayman Islands 0.5%

Trinitas CLO Ltd.,
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	4.184%(c)	01/25/34		250		$249,202

Spain 0.7%

TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	0.000(s)	04/16/40	EUR	—(r	)	322
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	291		306,582

						306,904

United States 2.3%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		825		180,814
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100		98,491
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24		820		804,517

						1,083,822

TOTAL ASSET-BACKED SECURITIES (cost $1,558,528)						1,639,928

BANK LOANS 0.4%

United States

Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25		178		190,015
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		40		12,984
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		4		4,377

TOTAL BANK LOANS (cost $211,378)						207,376

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.4%

Canada 0.1%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	68	$50,045

Ireland 4.3%

Deco DAC,
Series 2019-RAM, Class ASONIA + 2.007% (Cap N/A, Floor 1.900%)	2.128(c)	08/07/30	GBP	1,627	2,015,930

United States 10.0%

Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		300	260,532
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR +2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36		544	531,013
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320(c)	11/15/37		98	97,227
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36		275	269,645
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	05/15/36		1,250	1,224,751
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		250	219,006
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	5.104(c)	10/15/36		140	135,767
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		400	391,448
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		550	398,729
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		650	587,514

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.304%(c)	01/15/36		125	$122,879
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	5.060(c)	05/15/31		500	488,352

					4,726,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,171,302)					6,792,838

CORPORATE BONDS 56.6%

Brazil 1.6%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	361,395
Gtd. Notes	6.625	01/16/34	GBP	100	125,308
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	260,204

					746,907

Bulgaria 0.4%

Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	169,813

Canada 2.0%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	23,162
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		144	143,758
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	368,064
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		85	70,919
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	8,011
Sr. Unsec’d. Notes	5.250	06/15/37		110	109,927
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	45,697
Teck Resources Ltd.,
Sr. Unsec’d. Notes	6.250	07/15/41		150	162,946

					932,484

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France 4.9%

Adevinta ASA,
Sr. Sec’d. Notes	3.000%	11/15/27	EUR	250	$240,776
Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	96,310
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	360,398
CAB SELAS,
Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	125	117,532
Faurecia SE,
Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	234,907
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	200,440
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	95,871
Sr. Sub. Notes	5.750	07/15/27	EUR	180	178,972
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	100	101,011
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	95,755
Tereos Finance Groupe I SA,
Bonds, 144A	4.750	04/30/27	EUR	200	197,882
Verallia SA,
Gtd. Notes	1.625	05/14/28	EUR	400	380,132

					2,299,986

Germany 2.0%

Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	94,724
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500	09/30/24	EUR	200	195,460
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	270	260,541
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	97,750
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	97,750
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	211,528

					957,753

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India 0.8%

NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%		02/01/27	EUR	300	$308,193
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841		09/21/28	EUR	100	95,450

						403,643

Indonesia 0.6%

Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875		10/25/25	EUR	200	213,111
Sr. Unsec’d. Notes, 144A	1.875		11/05/31	EUR	100	88,570

						301,681

Israel 0.2%

Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500		03/30/24		100	97,591

Italy 1.0%

Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	100	111,727
Nexi SpA, Sr. Unsec’d. Notes	2.125		04/30/29	EUR	400	360,315

						472,042

Jamaica 1.6%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000		04/01/24		112	112,418
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000		12/31/25		268	262,630
Sr. Sec’d. Notes, 144A	8.750		05/25/24		200	196,568
Digicel Ltd., Gtd. Notes, 144A	6.750		03/01/23		200	179,291

						750,907

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg 2.0%

ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	294	$256,316
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	200	174,555
Codere New Holdco SA,
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	51	46,486
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		440	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	84,806
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	391,089

					953,252

Mexico 2.0%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		158	154,116
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,208
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	577,763

					932,087

Netherlands 1.8%

United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	375,335
WP/AP Telecom Holdings III BV,
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	225	210,067
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	300	263,474

					848,876

Russia 0.8%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	500	154,202
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	29,011
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	200	75,447
Sr. Unsec’d. Notes	4.950	07/19/22		200	115,000

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia (cont’d.)

Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	7.487%		03/25/31	GBP	200	$12,575

						386,235

South Africa 0.8%

Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350		08/10/28		400	394,365

Spain 1.8%

Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750		10/23/30	EUR	400	346,620
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750		11/30/27(d)	EUR	41	41,974
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000		09/30/26(d)	EUR	165	184,268
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125		08/01/25	EUR	100	103,692
Kaixo Bondco Telecom SA, Sr. Unsec’d. Notes, 144A	5.125		09/30/29	EUR	175	163,095

						839,649

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125		07/19/24	EUR	100	29,539

United Kingdom 7.3%

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250		02/16/26	GBP	500	551,361
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000		02/16/27	GBP	200	209,527
BP Capital Markets PLC, Gtd. Notes	4.375	(ff)	06/22/25(oo)		250	245,067
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	(cc)	07/08/26	GBP	150	184,375
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125		05/17/24	GBP	150	182,822
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375		02/07/25	EUR	350	354,145
Sr. Sec’d. Notes	6.250		10/30/25	EUR	100	103,132

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

eG Global Finance PLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.375%	02/07/25		EUR	100	$101,184
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A	2.500	01/15/26		EUR	100	97,145
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500	11/04/27		GBP	300	335,739
Saga PLC,
Gtd. Notes	5.500	07/15/26		GBP	200	231,706
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A	6.000	11/15/26		GBP	175	203,096
Very Group Funding PLC (The),
Sr. Sec’d. Notes, 144A	6.500	08/01/26		GBP	225	256,418
Virgin Media Finance PLC,
Gtd. Notes	3.750	07/15/30		EUR	300	269,012
Virgin Media Vendor Financing Notes III DAC,
Gtd. Notes	4.875	07/15/28		GBP	100	114,468

						3,439,197

United States 24.9%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28			66	60,556
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26			75	77,457
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24	(d)		400	2,720
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26			131	109,874
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26			67	64,684
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26			500	494,027
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28			75	72,821
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26			32	34,503
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26			50	50,369

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	12/31/28			50	$52,033
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30			25	20,443
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28		EUR	300	299,742
Sr. Sec’d. Notes, 144A	2.625	11/01/25		EUR	100	102,971
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27			315	298,228
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30			50	34,696
Gtd. Notes, 144A	5.250	02/15/31			25	17,371
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27			100	91,840
Gtd. Notes	6.750	03/15/25			125	124,823
Gtd. Notes	7.250	10/15/29			75	71,495
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28			100	85,499
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	10/15/29			25	21,584
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29			50	43,704
Sr. Unsec’d. Notes, 144A	5.000	02/01/31			185	157,825
Sr. Unsec’d. Notes, 144A	5.125	03/15/28			75	68,130
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31			300	253,218
Sr. Unsec’d. Notes, 144A	4.750	03/01/30			119	106,241
Sr. Unsec’d. Notes, 144A	5.375	06/01/29			50	47,454
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27			125	121,774
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26			50	49,603
Gtd. Notes, 144A	5.875	02/01/29			25	24,776
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26	(oo)		380	345,724
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32			125	103,442
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27			510	106,720
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26			425	405,773

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Diversified Healthcare Trust,
Sr. Unsec’d. Notes	4.750%	02/15/28			225	$191,927
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24	(oo)		200	192,045
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28			25	25,064
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)		200	188,808
Ferrellgas Escrow LLC,
Sr. Sec’d. Notes^	8.956	03/30/31			150	150,000
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43			550	442,927
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26			200	205,255
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26	(oo)		115	99,943
Griffon Corp.,
Gtd. Notes	5.750	03/01/28			100	89,279
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29			25	24,515
Sr. Unsec’d. Notes, 144A	6.000	02/01/31			25	24,139
Sr. Unsec’d. Notes, 144A	6.250	11/01/28			150	149,492
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32			300	254,411
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29			275	249,097
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29			200	184,954
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26			200	187,951
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29		EUR	250	230,844
Gtd. Notes, 144A	1.750	03/15/26		EUR	150	148,844
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29			80	82,762
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)		420	389,599
KB Home,
Gtd. Notes	4.800	11/15/29			75	67,894
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30			25	22,298

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Lamb Weston Holdings, Inc., (cont’d.) Gtd. Notes, 144A	4.375%	01/31/32		25	$22,445
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	69,916
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	88,752
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	137,819
Gtd. Notes	5.500	04/15/27		150	145,632
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,858
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	21,747
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	116,821
Gtd. Notes	3.692	06/05/28	GBP	155	182,624
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		75	71,740
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	109,607
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	125,208
Gtd. Notes, 144A	5.250	06/15/29		150	141,925
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	25,243
Gtd. Notes	7.125	03/15/26		125	127,232
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		100	80,574
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		25	19,954
Gtd. Notes, 144A	5.875	09/01/31		50	38,798
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	71,547
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		100	100,265
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		300	315,000
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		150	138,805
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	20,892

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%		03/01/27		175	$174,672
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000		12/31/30		75	69,012
Gtd. Notes, 144A	7.500		10/01/25		150	152,973
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750		01/15/28		150	147,252
Gtd. Notes, 144A	6.625		07/15/27		320	321,728
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125		10/01/28		75	71,955
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 50,000; purchased 07/19/19)(f)	10.500		08/01/24		50	16,751
Sr. Sec’d. Notes, 144A (original cost $ 12,079; purchased 02/01/21)(f)	10.875		08/01/24		12	12,537
Transocean, Inc., Gtd. Notes, 144A	7.250		11/01/25		75	62,246
U.S. Bancorp, Jr. Sub. Notes	3.700	(ff)	01/15/27(oo)		200	172,512
UGI International LLC, Gtd. Notes, 144A	2.500		12/01/29	EUR	100	86,118
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375		04/15/26		65	62,634
Sr. Sec’d. Notes, 144A	4.625		04/15/29		15	13,782
United Rentals North America, Inc.,
Gtd. Notes	3.750		01/15/32		25	21,774
Gtd. Notes	4.875		01/15/28		120	116,795
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875		02/15/25		50	51,061
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750		02/01/29		125	110,019
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875		08/15/29		5	4,566
Sr. Sec’d. Notes, 144A	4.125		08/15/31		5	4,561
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000	(ff)	12/15/26(oo)		25	24,333
Jr. Sub. Notes, 144A	8.000	(ff)	10/15/26(oo)		100	100,617

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000%		07/31/27	180	$172,731

					11,789,201

TOTAL CORPORATE BONDS (cost $32,146,168)					26,745,208

MUNICIPAL BOND 0.3%

Puerto Rico

Commonwealth of Puerto Rico, Revenue Bonds, Series C (cost $165,210)	0.000	(cc)	11/01/43	300	156,647

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.9%

Bermuda 3.9%

Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.268	(c)	07/25/29	239	238,862
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.668	(c)	10/25/29	220	220,308
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.968	(c)	07/25/33	185	183,913
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.889	(c)	01/25/34	150	147,407
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089	(c)	01/25/34	175	166,433
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.889	(c)	04/25/34	700	694,406
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.189	(c)	04/25/34	200	191,523

					1,842,852

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Ireland 0.2%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555	%(c)	07/30/75	EUR	112	$118,050

United States 2.8%

BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.251	(c)	09/12/26		50	50,386
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	5.539	(c)	03/25/42		30	29,831
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339	(c)	01/25/34		110	103,941
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939	(c)	01/25/34		40	39,682
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.289	(c)	08/25/33		200	178,006
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.539	(c)	08/25/33		400	392,514
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.439	(c)	12/25/33		100	90,004
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639	(c)	09/25/41		60	54,249
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389	(c)	09/25/41		130	123,800
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513	(c)	12/25/22		67	66,582

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518	%(c)	02/25/23		100	$99,606
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318	(c)	08/25/25		100	99,070

						1,327,671

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,389,438)						3,288,573

SOVEREIGN BONDS 8.8%

Brazil 0.7%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		330	334,737

Greece 0.8%

Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	142,292
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	200	247,725

						390,017

Romania 0.8%

Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500		04/03/34	EUR	100	87,297
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39	EUR	300	266,383

						353,680

Russia 0.3%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.650		05/27/36	EUR	200	42,198
Sr. Unsec’d. Notes	4.375		03/21/29		600	120,000

						162,198

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 1.3%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29		EUR	300	$242,802
Sr. Unsec’d. Notes	1.650	03/03/33		EUR	500	362,217

						605,019

Spain 2.4%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41		EUR	50	75,840
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	(k)	EUR	600	636,021
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	(k)	EUR	405	425,355

						1,137,216

Turkey 1.1%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25		EUR	500	523,946

Ukraine 1.4%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26		EUR	1,300	438,859
Sr. Unsec’d. Notes, 144A	4.375	01/27/30		EUR	600	196,221

						635,080

TOTAL SOVEREIGN BONDS (cost $6,697,844)						4,141,893

U.S. TREASURY OBLIGATION(k) 0.6%
U.S. Treasury Notes (cost $275,168)	1.375	01/31/25			275	264,064

				Shares

COMMON STOCKS 1.4%

Luxembourg 0.3%

Intelsat Emergence SA*					4,592	148,953

Spain 0.0%

Codere New Topco SA^					1,910	—

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United States 1.1%

Chesapeake Energy Corp.	3,705	$303,884
Chesapeake Energy Corp. Backstop Commitment	59	4,839
Ferrellgas Partners LP (Class B Stock)	628	135,020
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $65,599; purchased(original cost $65,599; purchased 02/28/19))*^(f)	610	85,400

		529,143

TOTAL COMMON STOCKS (cost $329,743)		678,096

RIGHTS* 0.0%

Luxembourg

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	479	913
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	479	168

TOTAL RIGHTS (cost $0)		1,081

	Units

WARRANTS* 0.0%

United States

TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	35,028	165

TOTAL LONG-TERM INVESTMENTS (cost $51,944,779)		43,915,869

	Shares

SHORT-TERM INVESTMENTS 4.9%

AFFILIATED MUTUAL FUND 0.8%

PGIM Institutional Money Market Fund (cost $376,787; includes $376,699 of cash collateral for securities on loan)(b)(wa)	377,109	376,807

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

UNAFFILIATED FUND 4.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,910,351)	1,910,351	$1,910,351

OPTIONS PURCHASED*~ 0.1% (cost $12,599)		37,348

TOTAL SHORT-TERM INVESTMENTS (cost $2,299,737)		2,324,506

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.8% (cost $54,244,516)		46,240,375

OPTIONS WRITTEN*~ (0.5)% (premiums received $121,426)		(273,172)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.3% (cost $54,123,090)		45,967,203
Other assets in excess of liabilities(z) 2.7%		1,299,174

NET ASSETS 100.0%		$47,266,377

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

See Notes to Financial Statements.

BBR—New Zealand Bank Bill Rate

BROIS—Brazil Overnight Index Swap

BTP—Buoni del Tesoro Poliennali

CBOT—Chicago Board of Trade

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

COOIS—Colombia Overnight Interbank Reference Rate

DJIA—Dow Jones Industrial Average

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated Quotations

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SAIBOR—Saudi Arabian Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

TOPIX—Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $336,560 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $364,722; cash collateral of $376,699 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $127,678. The aggregate value of $114,853 is 0.2% of net assets.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR 3,750	$209
2-Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR 3,750	37,139

Total Options Purchased (cost $12,599)								$37,348

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

NASDAQ 100 E-Mini Index	Put	06/17/22	$12,600.00	5	—(r)	$(55,700)
NASDAQ 100 E-Mini Index	Put	06/17/22	$12,800.00	6	—(r)	(76,320)
NASDAQ 100 E-Mini Index	Put	06/17/22	$13,500.00	5	—(r)	(98,125)

Total Exchange Traded (premiums received $ 106,426)						$(230,145)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	1,000	$(970)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	1,000	(42,057)

Total OTC Swaptions (premiums received $15,000)								$(43,027)

Total Options Written (premiums received $121,426)								$(273,172)

See Notes to Financial Statements.

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	$320,875	$260
12	Euro Schatz Index	Jun. 2022	1,394,370	(329)
12	Euro-BTP Italian Government Bond	Jun. 2022	1,650,026	(179,315)
2	S&P 500 E-Mini Index	Jun. 2022	412,750	(11,279)
1	TOPIX Index	Jun. 2022	146,638	(5,165)

				(195,828)

Short Positions:
49	2 Year U.S. Treasury Notes	Jun. 2022	10,329,813	44,990
71	5 Year Euro-Bobl	Jun. 2022	9,525,966	281,234
53	5 Year U.S. Treasury Notes	Jun. 2022	5,971,610	50,405
38	10 Year Euro-Bund	Jun. 2022	6,157,131	151,604
23	10 Year U.S. Treasury Notes	Jun. 2022	2,740,594	12,389
15	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,935,000	143,066
6	10 Year U.K. Gilt	Jun. 2022	893,594	13,905
10	20 Year U.S. Treasury Bonds	Jun. 2022	1,406,875	(2,888)
2	DJIA MINI E-CBOT	Jun. 2022	328,820	4,823
8	NASDAQ 100 E-Mini Index	Jun. 2022	2,056,320	143,337
5	Russell 2000 E-Mini Index	Jun. 2022	465,325	5,920

				848,785

				$652,957

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar, Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	$136,791	$139,157	$2,366	$—

Brazilian Real, Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	4,177	861,476	843,824	—	(17,652)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	585	123,323	118,152	—	(5,171)
Expiring 06/02/22	Citibank, N.A.	BRL	4,071	858,226	814,210	—	(44,016)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	BRL	1,833	278,449	337,502	59,053	—

Canadian Dollar, Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	363,763	361,751	—	(2,012)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/19/22	Barclays Bank PLC	CAD	96	$75,802	$74,460	$—	$(1,342)
Chilean Peso,
Expiring 06/15/22	Barclays Bank PLC	CLP	20,092	25,076	23,335	—	(1,741)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	170,829	210,057	198,399	—	(11,658)
Expiring 06/30/22	Barclays Bank PLC	CLP	405,392	477,915	469,494	—	(8,421)
Chinese Renminbi,
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	530	82,531	79,579	—	(2,952)

Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	294,307	76,503	73,765	—	(2,738)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	1,570,202	409,131	393,556	—	(15,575)

Euro,
Expiring 07/19/22	Bank of America, N.A.	EUR	293	310,279	310,582	303	—
Expiring 07/19/22	Citibank, N.A.	EUR	165	178,815	174,901	—	(3,914)
Expiring 07/19/22	HSBC Bank PLC	EUR	134	142,806	141,479	—	(1,327)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	426	461,442	451,165	—	(10,277)
Expiring 10/31/23	HSBC Bank PLC	EUR	62	75,000	67,998	—	(7,002)
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	104,688	296,607	288,749	—	(7,858)
Indian Rupee,
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	INR	16,920	221,000	219,504	—	(1,496)
Expiring 06/30/22	Morgan Stanley & Co. International PLC	INR	20,920	274,071	271,401	—	(2,670)

Israeli Shekel,
Expiring 06/15/22	HSBC Bank PLC	ILS	134	42,072	40,230	—	(1,842)
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	15,780	144,787	121,727	—	(23,060)
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	869,088	—	(173,912)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	JPY	20,014	177,150	158,637	—	(18,513)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	853,102	—	(204,898)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	177,093	—	(52,907)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	109,489	—	(30,511)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	180,422	—	(53,578)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	407,681	—	(110,319)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	631,778	—	(123,811)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/15/22	Bank of America, N.A.	MXN	1,173	$54,920	$56,943	$2,023	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	226	11,054	10,990	—	(64)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	1,213	57,507	58,893	1,386	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	212,401	20,072	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	676,366	52,366	—

New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	82	56,218	53,154	—	(3,064)

Norwegian Krone,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	1,610	182,749	171,715	—	(11,034)

Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	372	86,191	82,982	—	(3,209)
Expiring 07/19/22	HSBC Bank PLC	PLN	314	72,438	70,121	—	(2,317)
Singapore Dollar,
Expiring 06/15/22	HSBC Bank PLC	SGD	36	26,344	25,780	—	(564)
South African Rand,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,260	147,377	142,593	—	(4,784)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,088	134,319	131,699	—	(2,620)
Expiring 06/15/22	HSBC Bank PLC	ZAR	569	38,190	35,857	—	(2,333)
South Korean Won,
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	KRW	1,001,042	841,000	792,735	—	(48,265)

Swedish Krona,
Expiring 07/19/22	BNP Paribas S.A.	SEK	325	34,479	33,188	—	(1,291)
Swiss Franc,
Expiring 07/19/22	Goldman Sachs International	CHF	125	133,959	128,707	—	(5,252)

				$12,974,735	$12,086,334	137,569	(1,025,970)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	212	$160,068	$149,877	$10,191	$—
Expiring 04/28/23	HSBC Bank PLC	AUD	281	207,943	199,041	8,902	—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	373	76,806	75,337	1,469	—
Expiring 05/03/22	BNP Paribas S.A.	BRL	318	68,584	64,280	4,304	—
Expiring 05/03/22	Citibank, N.A.	BRL	4,071	866,317	822,358	43,959	—
Expiring 04/28/23	BNP Paribas S.A.	BRL	1,833	284,342	337,503	—	(53,161)
British Pound,
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	4,384	5,718,935	5,514,198	204,737	—
Canadian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	384,000	361,751	22,249	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	100,177	125,000	116,345	8,655	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	78,003	98,973	90,592	8,381	—
Expiring 06/30/22	Barclays Bank PLC	CLP	405,392	530,000	469,494	60,506	—
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	528	82,670	79,327	3,343	—
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	573,764	150,792	143,808	6,984	—
Danish Krone,
Expiring 07/19/22	HSBC Bank PLC	DKK	235	34,584	33,491	1,093	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	3,610	3,924,360	3,824,193	100,167	—
Expiring 07/19/22	Deutsche Bank AG	EUR	4,674	5,102,360	4,952,106	150,254	—
Expiring 07/19/22	HSBC Bank PLC	EUR	180	191,312	190,699	613	—
Expiring 07/19/22	Standard Chartered Bank	EUR	4,736	5,188,781	5,017,871	170,910	—
Indian Rupee,
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	INR	37,840	487,000	490,905	—	(3,905)
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	50,233	486,589	387,494	99,095	—
Expiring 05/31/22	Deutsche Bank AG	JPY	59,511	566,000	459,066	106,934	—
Expiring 07/19/22	Citibank, N.A.	JPY	30,810	237,702	238,252	—	(550)
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,338,873	285,127	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	865,464	196,536	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	223,277	63,554	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	46,051	8,550	—
Mexican Peso,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	888,767	—	(44,066)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	58	$42,335	$41,653	$682	$—

South African Rand,
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,260	145,000	142,593	2,407	—
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,088	124,000	131,700	—	(7,700)
Expiring 06/15/22	Barclays Bank PLC	ZAR	811	52,413	51,060	1,353	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	539	34,849	33,949	900	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	482	31,751	30,339	1,412	—
Expiring 06/15/22	Citibank, N.A.	ZAR	482	31,658	30,339	1,319	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	456	30,890	28,694	2,196	—
South Korean Won,
Expiring 06/30/22	Deutsche Bank AG	KRW	449,028	380,745	355,590	25,155	—
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	KRW	552,015	487,000	437,146	49,854	—
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	323	347,304	333,242	14,062	—

				$30,553,196	$28,996,725	1,665,853	(109,382)

						$1,803,422	$(1,135,352)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
05/31/22		AUD	823	JPY	62,754	$97,758	$—	Deutsche Bank AG
05/31/22		JPY	44,053	AUD	611	—	(92,136)	Goldman Sachs International
07/19/22		JPY	30,593	EUR	225	—	(1,797)	UBS AG
04/28/23		AUD	853	JPY	68,288	62,933	—	Morgan Stanley & Co. International PLC
04/28/23		JPY	48,274	AUD	572	—	(22,528)	Deutsche Bank AG
10/31/23		AUD	367	JPY	24,589	60,614	—	Deutsche Bank AG
10/31/23		JPY	9,277	AUD	133	—	(19,012)	Goldman Sachs International
10/31/23		JPY	29,437	AUD	431	—	(66,659)	Morgan Stanley & Co. International PLC

						$221,305	$(202,132)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000	%(Q)	100	$25,372	$111	$25,261	Barclays Bank PLC
Emirate of Abu Dhabi	06/20/27	1.000	%(Q)	100	(2,063)	111	(2,174)	Barclays Bank PLC
Federation of Malaysia	06/20/27	1.000	%(Q)	150	(843)	167	(1,010)	Barclays Bank PLC
Federative Republic of Brazil	06/20/27	1.000	%(Q)	600	33,294	666	32,628	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/27	1.000	%(Q)	100	(1,987)	111	(2,098)	Barclays Bank PLC
People’s Republic of China	06/20/27	1.000	%(Q)	600	(7,670)	666	(8,336)	Barclays Bank PLC
Republic of Argentina	06/20/27	1.000	%(Q)	100	64,759	111	64,648	Barclays Bank PLC
Republic of Chile	06/20/27	1.000	%(Q)	150	142	167	(25)	Barclays Bank PLC
Republic of Colombia	06/20/27	1.000	%(Q)	300	18,307	333	17,974	Barclays Bank PLC
Republic of Indonesia	06/20/27	1.000	%(Q)	450	3,084	500	2,584	Barclays Bank PLC
Republic of Mexico	06/20/27	1.000	%(Q)	600	10,403	666	9,737	Barclays Bank PLC
Republic of Panama	06/20/27	1.000	%(Q)	100	884	111	773	Barclays Bank PLC
Republic of Peru	06/20/27	1.000	%(Q)	150	712	167	545	Barclays Bank PLC
Republic of Philippines	06/20/27	1.000	%(Q)	100	348	111	237	Barclays Bank PLC
Republic of South Africa	06/20/27	1.000	%(Q)	600	40,148	666	39,482	Barclays Bank PLC
Republic of Turkey	06/20/27	1.000	%(Q)	600	122,539	666	121,873	Barclays Bank PLC
Republic of Ukraine	06/20/27	1.000	%(Q)	100	68,847	111	68,736	Barclays Bank PLC
State of Qatar	06/20/27	1.000	%(Q)	100	(1,977)	111	(2,088)	Barclays Bank PLC

					$374,299	$5,552	$368,747

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000	%(Q)	5,000	2.813%	$(394,770)	$(9,550)	$(385,220)	Barclays Bank PLC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom Pao	09/20/22	1.000%(Q)	200	$67,257	$52,497	$14,760	Barclays Bank PLC
Gazprom Pao	03/20/23	1.000%(Q)	545	268,714	268,440	274	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	200	123,538	124,924	(1,386)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	100	64,180	73,647	(9,467)	Citibank, N.A.
Russian Federation	12/20/31	1.000%(Q)	600	391,301	407,745	(16,444)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	365	238,041	165,178	72,863	HSBC Bank PLC

				$1,153,031	$1,092,431	$60,600

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Devon Energy Corp.	06/20/22	1.000%(Q)	250	0.511%	$461	$194	$267	Barclays Bank PLC
EQT Corp.	06/20/22	5.000%(Q)	110	0.941%	1,284	547	737	Credit Suisse International
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	*	1,127	(4,218)	5,345	Citibank, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.877%	7,085	(46,057)	53,142	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	290	1.601%	(8,435)	1,077	(9,512)	Barclays Bank PLC
Hellenic Republic	06/20/29	1.000%(Q)	250	1.837%	(12,459)	(25,203)	12,744	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)	1,255	2.034%	(97,437)	(36,930)	(60,507)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)	350	0.407%	697	317	380	Goldman Sachs International
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.660%	20,418	(2,442)	22,860	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	1,000	0.679%	25,277	23,557	1,720	JPMorgan Chase Bank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	60	0.657%	963	528	435	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.715%	5,853	(17,390)	23,243	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	0.876%	4,058	(10,400)	14,458	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/28	1.000%(Q)	545	1.378%	$(11,343)	$(1,984)	$(9,359)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	390	1.378%	(8,118)	(1,535)	(6,583)	Citibank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.480%	(30,085)	(30,165)	80	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.965%	353	—	353	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	350	1.128%	(1,515)	935	(2,450)	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.653%	27,273	29,725	(2,452)	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.350%	(1,127)	(4,411)	3,284	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	126.719%	(119,809)	4,692	(124,501)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	101.137%	(247,716)	16,753	(264,469)	HSBC Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	220	87.604%	(138,912)	(3,343)	(135,569)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	200	69.464%	(121,000)	(124,140)	3,140	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	100	55.719%	(64,179)	(74,144)	9,965	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)	600	45.176%	(390,324)	(408,508)	18,184	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	365	45.176%	(237,447)	(165,765)	(71,682)	HSBC Bank PLC
State of Illinois	12/20/22	1.000%(Q)	210	0.455%	977	(1,065)	2,042	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	0.682%	1,830	(5,244)	7,074	Goldman Sachs International
United Mexican States	06/20/31	1.000%(Q)	320	2.032%	(24,292)	(14,384)	(9,908)	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.886%	950	2,953	(2,003)	Goldman Sachs International

					$(1,415,592)	$(896,050)	$(519,542)

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	1,950	4.286%	$144,318	$64,950	$(79,368)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	2.547%	$9,616	$12,744	$(3,128)	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	28,422	01/02/25	6.220%(T)	1 Day BROIS(2)(T)	$ —	$(822,884)	$ (822,884)
COP	5,500,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(255,890)	(255,890)
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	39,130	(94,300)	(133,430)
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	(37,975)	(37,975)
EUR	9,645	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(184,485)	(184,485)
EUR	242	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(12,748)	(12,748)
EUR	495	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	21,940	21,940
EUR	270	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	29,407	29,407
EUR	270	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(31,163)	(31,163)
EUR	655	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	67,835	67,835
EUR	655	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(72,174)	(72,174)
EUR	250	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(5,744)	(5,744)
GBP	1,100	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	55,014	63,858	8,844
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	3,006	(24,765)	(27,771)
MXN	7,220	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(75,692)	(75,682)
NZD	400	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	20,235	(11,943)	(32,178)
NZD	1,600	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	4,329	(186,547)	(190,876)
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	5,269	5,269

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	$(19)	$(5,026)	$(5,007)
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(29)	(1,981)	(1,952)
ZAR	16,450	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	16,332	(86,745)	(103,077)
ZAR	3,990	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(27)	(11,876)	(11,849)

					$137,961	$(1,733,629)	$(1,871,590)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	$869	$—	$869	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(27,244)	—	(27,244)	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,574	—	1,574	JPMorgan Chase Bank, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	(13,340)	(193)	(13,147)	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(27,195)	—	(27,195)	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(17,136)	(5)	(17,131)	Goldman Sachs International
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(6,425)	(25)	(6,400)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(33,276)	(46)	(33,230)	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	7,756	24	7,732	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	40,556	42	40,514	Citibank, N.A.

					$(73,861)	$(203)	$(73,658)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,192,071	$(987,147)	$702,517	$(1,254,718)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,061,376
J.P. Morgan Securities LLC	679,000	192,047

Total	$679,000	$1,253,423

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$249,202	$—
Spain	—	306,582	322
United States	—	1,083,822	—
Bank Loans
United States	—	207,376	—
Commercial Mortgage-Backed Securities
Canada	—	50,045	—
Ireland	—	2,015,930	—
United States	—	4,726,863	—
Corporate Bonds
Brazil	—	746,907	—
Bulgaria	—	169,813	—
Canada	—	932,484	—
France	—	2,299,986	—
Germany	—	957,753	—
India	—	403,643	—
Indonesia	—	301,681	—
Israel	—	97,591	—
Italy	—	472,042	—
Jamaica	—	750,907	—
Luxembourg	—	906,766	46,486

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Mexico	$—	$932,087	$—
Netherlands	—	848,876	—
Russia	—	386,235	—
South Africa	—	394,365	—
Spain	—	839,649	—
Ukraine	—	29,539	—
United Kingdom	—	3,439,197	—
United States	—	11,636,481	152,720
Municipal Bond
Puerto Rico	—	156,647	—
Residential Mortgage-Backed Securities
Bermuda	—	1,842,852	—
Ireland	—	118,050	—
United States	—	1,277,285	50,386
Sovereign Bonds
Brazil	—	334,737	—
Greece	—	390,017	—
Romania	—	353,680	—
Russia	—	162,198	—
Serbia	—	605,019	—
Spain	—	1,137,216	—
Turkey	—	523,946	—
Ukraine	—	635,080	—
U.S. Treasury Obligation	—	264,064	—
Common Stocks
Luxembourg	—	148,953	—
United States	438,904	4,839	85,400
Rights
Luxembourg	—	—	1,081
Warrants
United States	—	—	165
Short-Term Investments
Affiliated Mutual Fund	376,807	—	—
Unaffiliated Fund	1,910,351	—	—
Options Purchased	—	37,348	—

Total	$2,726,062	$43,177,753	$336,560

Liabilities
Options Written	$(230,145)	$(43,027)	$—

Other Financial Instruments*
Assets
Futures Contracts	$851,933	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,803,422	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Cross Currency Exchange Contracts	$—	$221,305	$—
OTC Packaged Credit Default Swap Agreements	—	388,839	—
OTC Credit Default Swap Agreements	—	1,261,253	—
Centrally Cleared Interest Rate Swap Agreements	—	133,295	—
OTC Interest Rate Swap Agreements	—	50,755	—

Total	$851,933	$3,858,869	$—

Liabilities
Futures Contracts	$(198,976)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,135,352)	—
OTC Cross Currency Exchange Contracts	—	(202,132)	—
OTC Packaged Credit Default Swap Agreements	—	(409,310)	—
Centrally Cleared Credit Default Swap Agreement	—	(79,368)	—
OTC Credit Default Swap Agreements	—	(1,514,198)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,004,885)	—
OTC Interest Rate Swap Agreements	—	(124,616)	—

Total	$(198,976)	$(5,469,861)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Commercial Mortgage-Backed Securities	14.4%
Sovereign Bonds	8.8
Residential Mortgage-Backed Securities	7.7
Oil & Gas	7.1
Electric	5.2
Telecommunications	4.9
Unaffiliated Fund	4.0
Foods	3.6
Media	3.4
Entertainment	2.4
Retail	2.3
Banks	2.1
Home Builders	1.9
Commercial Services	1.8
Packaging & Containers	1.7
Other	1.7

Internet	1.5%
Real Estate Investment Trusts (REITs)	1.4
Auto Manufacturers	1.4
Gas	1.4
Diversified Financial Services	1.4
Pharmaceuticals	1.4
Healthcare-Services	1.2
Pipelines	1.2
Lodging	1.1
Aerospace & Defense	1.1
Machinery-Diversified	1.0
Healthcare-Products	0.9
Chemicals	0.9
Real Estate	0.9
Auto Parts & Equipment	0.9

See Notes to Financial Statements.

Industry Classification (continued):

Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	0.8%
Engineering & Construction	0.7
Agriculture	0.7
Oil, Gas & Consumable Fuels	0.6
U.S. Treasury Obligation	0.6
Collateralized Loan Obligation	0.5
Leisure Time	0.5
Student Loan	0.4
Mining	0.3
Municipal Bond	0.3
Wireless Telecommunication Services	0.3
Gas Utilities	0.3
Insurance	0.2
Building Materials	0.2

Consumer Loans	0.2%
Electric Utilities	0.2
Airlines	0.2
Investment Companies	0.1
Options Purchased	0.1
Transportation	0.0 *

Diversified Telecommunication Services	0.0 *
97.9
Options Written	(0.6)
Other assets in excess of liabilities	2.7

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$79,368	*
Credit contracts	Premiums paid for OTC swap agreements	1,192,005		Premiums received for OTC swap agreements	986,878
Credit contracts	Unrealized appreciation on OTC swap agreements	651,828		Unrealized depreciation on OTC swap agreements	1,130,371
Equity contracts	Due from/to broker-variation margin futures	154,080	*	Due from/to broker-variation margin futures	16,444	*
Equity contracts		—		Options written outstanding, at value	230,145

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$221,305		Unrealized depreciation on OTC cross currency exchange contracts	$202,132
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,803,422		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,135,352
Interest rate contracts	Due from/to broker-variation margin futures	697,853	*	Due from/to broker-variation margin futures	182,532	*
Interest rate contracts	Due from/to broker-variation margin swaps	133,295	*	Due from/to broker-variation margin swaps	2,004,885	*
Interest rate contracts	Premiums paid for OTC swap agreements	66		Premiums received for OTC swap agreements	269
Interest rate contracts	Unaffiliated investments	37,348		Options written outstanding, at value	43,027
Interest rate contracts	Unrealized appreciation on OTC swap agreements	50,689		Unrealized depreciation on OTC swap agreements	124,347

		$4,941,891			$6,135,750

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(34,618)
Equity contracts	(343,252)	353,783	132,128	—	—
Foreign exchange contracts	(1,694,121)	1,862,295	—	1,780,320	—
Interest rate contracts	—	—	1,259,569	—	(1,858,786)

Total	$(2,037,373)	$2,216,078	$1,391,697	$1,780,320	$(1,893,404)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(888,023)
Equity contracts	(194,073)	(45,128)	94,131	—	—
Foreign exchange contracts	1,451,975	(1,605,151)	—	290,730	—
Interest rate contracts	24,457	(26,740)	97,562	—	113,831

Total	$1,282,359	$(1,677,019)	$191,693	$290,730	$(774,192)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 923,319
Options Written (2)	39,268,958
Futures Contracts - Long Positions (2)	9,222,433
Futures Contracts - Short Positions (2)	78,868,471
Forward Foreign Currency Exchange Contracts - Purchased (3)	16,046,341
Forward Foreign Currency Exchange Contracts - Sold (3)	38,903,018
Cross Currency Exchange Contracts (4)	2,958,872
Interest Rate Swap Agreements (2)	64,483,859
Credit Default Swap Agreements - Buy Protection (2)	2,413,333
Credit Default Swap Agreements - Sell Protection (2)	18,097,333
Inflation Swap Agreements (2)	1,046,667

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$364,722	$(364,722)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$487,273	$(209,309)	$277,964	$(274,958)	$3,006
Barclays Bank PLC	805,772	(770,485)	35,287	—	35,287
BNP Paribas S.A.	105,940	(57,190)	48,750	—	48,750
Citibank, N.A.	442,249	(248,579)	193,670	—	193,670
Credit Suisse International	24,144	(2,442)	21,702	—	21,702
Deutsche Bank AG	482,755	(417,546)	65,209	(65,209)	—
Goldman Sachs International	10,724	(305,541)	(294,817)	260,312	(34,505)
HSBC Bank PLC	821,591	(1,070,988)	(249,397)	249,397	—
JPMorgan Chase Bank, N.A.	150,119	(156,186)	(6,067)	—	(6,067)
Morgan Stanley & Co. International PLC	250,449	(382,313)	(131,864)	—	(131,864)
Standard Chartered Bank	170,910	—	170,910	(60,000)	110,910
The Toronto-Dominion Bank	204,737	—	204,737	—	204,737
UBS AG	—	(1,797)	(1,797)	—	(1,797)

	$3,956,663	$(3,622,376)	$334,287	$109,542	$443,829

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $364,722:
Unaffiliated investments (cost $53,867,729)	$45,863,568
Affiliated investments (cost $376,787)	376,807
Foreign currency, at value (cost $78,973)	78,343
Cash segregated for counterparty - OTC	458,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,803,422
Premiums paid for OTC swap agreements	1,192,071
Unrealized appreciation on OTC swap agreements	702,517
Deposit with broker for centrally cleared/exchange-traded derivatives	679,000
Dividends and interest receivable	537,649
Receivable for investments sold	253,403
Unrealized appreciation on OTC cross currency exchange contracts	221,305
Due from broker—variation margin futures	176,134
Receivable for Fund shares sold	40,682
Prepaid expenses and other assets	21,535

Total Assets	52,404,436

Liabilities

Unrealized depreciation on OTC swap agreements	1,254,718
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,135,352
Premiums received for OTC swap agreements	987,147
Payable for Fund shares purchased	397,691
Payable to broker for collateral for securities on loan	376,699
Payable for investments purchased	335,739
Options written outstanding, at value (premiums received $121,426)	273,172
Unrealized depreciation on OTC cross currency exchange contracts	202,132
Accrued expenses and other liabilities	100,336
Due to broker—variation margin swaps	64,673
Management fee payable	7,211
Distribution fee payable	955
Trustees’ fees payable	905
Dividends payable	845
Affiliated transfer agent fee payable	484

Total Liabilities	5,138,059

Net Assets	$47,266,377

Net assets were comprised of:
Shares of beneficial interest, at par	$5,842
Paid-in capital in excess of par	64,203,774
Total distributable earnings (loss)	(16,943,239)

Net assets, April 30, 2022	$47,266,377

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    47

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share,
($1,453,605 ÷ 179,558 shares of beneficial interest issued and outstanding)	$8.10
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.37

Class C

Net asset value, offering price and redemption price per share,
($756,686 ÷ 93,632 shares of beneficial interest issued and outstanding)	$8.08

Class Z

Net asset value, offering price and redemption price per share,
($14,650,100 ÷ 1,810,125 shares of beneficial interest issued and outstanding)	$8.09

Class R6

Net asset value, offering price and redemption price per share,
($30,405,986 ÷ 3,758,805 shares of beneficial interest issued and outstanding)	$8.09

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income (net of $510 foreign withholding tax)	$1,167,128
Unaffiliated dividend income	11,135
Affiliated dividend income	191
Income from securities lending, net (including affiliated income of $60)	102

Total income	1,178,556

Expenses
Management fee	198,672
Distribution fee(a)	6,500
Custodian and accounting fees	55,971
Audit fee	30,944
Transfer agent’s fees and expenses (including affiliated expense of $1,098)(a)	21,452
Registration fees(a)	19,545
Legal fees and expenses	9,764
Shareholders’ reports	9,052
Trustees’ fees	4,951
Miscellaneous	12,457

Total expenses	369,308
Less: Fee waiver and/or expense reimbursement(a)	(128,017)

Net expenses	241,291

Net investment income (loss)	937,265

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1)	(2,505,059)
Futures transactions	1,391,697
Forward and cross currency contract transactions	1,780,320
Options written transactions	2,216,078
Swap agreement transactions	(1,893,404)
Foreign currency transactions	(181,134)

808,498

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20)	(7,169,250)
Futures	191,693
Forward and cross currency contracts	290,730
Options written	(1,677,019)
Swap agreements	(774,192)
Foreign currencies	120,018
Unfunded loan commitments	(228)

(9,018,248)

Net gain (loss) on investment and foreign currency transactions	(8,209,750)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,272,485)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    49

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	2,188	4,312	—	—
Transfer agent’s fees and expenses	1,521	666	19,152	113
Registration fees	4,261	3,855	8,149	3,280
Fee waiver and/or expense reimbursement	(7,388)	(5,309)	(57,133)	(58,187)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$937,265	$1,989,766
Net realized gain (loss) on investment and foreign currency transactions	808,498	995,582
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,018,248)	(948,783)

Net increase (decrease) in net assets resulting from operations	(7,272,485)	2,036,565

Dividends and Distributions
Distributions from distributable earnings
Class A	(51,985)	(84,135)
Class C	(22,083)	(37,342)
Class Z	(653,197)	(1,413,038)
Class R6	(1,030,662)	(1,513,561)

	(1,757,927)	(3,048,076)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,504,307	46,855,470
Net asset value of shares issued in reinvestment of dividends and distributions	1,756,011	3,041,495
Cost of shares purchased	(14,242,425)	(47,698,901)

Net increase (decrease) in net assets from Fund share transactions	(8,982,107)	2,198,064

Total increase (decrease)	(18,012,519)	1,186,553

Net Assets:

Beginning of period	65,278,896	64,092,343

End of period	$47,266,377	$65,278,896

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    51

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2022

			Year Ended October 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.53		$9.43	$10.49	$10.03	$10.56	$9.93
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	0.27	0.24	0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		0.25	(0.51)	1.03	(0.14)	0.86
Total from investment operations	(1.17)		0.49	(0.24)	1.27	0.11	1.13
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.39)	(0.31)	(0.81)	(0.57)	(0.50)
Tax return of capital distributions	-		-	(0.20)	-	-	-
Distributions from net realized gains	-		-	(0.31)	-	(0.07)	-
Total dividends and distributions	(0.26)		(0.39)	(0.82)	(0.81)	(0.64)	(0.50)
Net asset value, end of period	$8.10		$9.53	$9.43	$10.49	$10.03	$10.56
Total Return(b):	(12.50)%		5.25%	(2.43)%	13.32%	1.00%	11.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,454		$2,018	$2,249	$8,693	$585	$397
Average net assets (000)	$1,765		$2,122	$3,690	$2,311	$1,984	$122
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20	%(e)	1.21%	1.21%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	2.04	%(e)	1.91%	2.09%	2.52%	2.77%	5.51%
Net investment income (loss)	2.95	%(e)	2.48%	2.80%	2.26%	2.43%	2.60%
Portfolio turnover rate(f)	5%		105%	68%	33%	106%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.51		$9.41	$10.47	$10.01	$10.54	$9.93
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.17	0.20	0.17	0.19	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		0.24	(0.51)	1.02	(0.16)	0.82
Total from investment operations	(1.20)		0.41	(0.31)	1.19	0.03	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.31)	(0.24)	(0.73)	(0.49)	(0.42)
Tax return of capital distributions	-		-	(0.20)	-	-	-
Distributions from net realized gains	-		-	(0.31)	-	(0.07)	-
Total dividends and distributions	(0.23)		(0.31)	(0.75)	(0.73)	(0.56)	(0.42)
Net asset value, end of period	$8.08		$9.51	$9.41	$10.47	$10.01	$10.54
Total Return(b):	(12.86)%		4.36%	(3.08)%	12.48%	0.26%	10.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$757		$932	$1,510	$1,335	$227	$71
Average net assets (000)	$870		$1,151	$1,563	$465	$162	$60
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95	%(e)	1.96%	1.96%	1.95%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	3.18	%(e)	2.93%	3.34%	5.71%	12.20%	9.28%
Net investment income (loss)	2.21	%(e)	1.75%	2.09%	1.67%	1.81%	2.05%
Portfolio turnover rate(f)	5%		105%	68%	33%	106%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.53		$9.43	$10.49	$10.03	$10.56	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.30	0.22	0.29	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.31)		0.25	(0.51)	1.09	(0.15)	0.86
Total from investment operations	(1.16)		0.52	(0.21)	1.31	0.14	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.42)	(0.34)	(0.85)	(0.60)	(0.53)
Tax return of capital distributions	-		-	(0.20)	-	-	-
Distributions from net realized gains	-		-	(0.31)	-	(0.07)	-
Total dividends and distributions	(0.28)		(0.42)	(0.85)	(0.85)	(0.67)	(0.53)
Net asset value, end of period	$8.09		$9.53	$9.43	$10.49	$10.03	$10.56
Total Return(b):	(12.35)%		5.62%	(2.09)%	13.73%	1.33%	11.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,650		$27,633	$27,403	$31,323	$3,186	$2,578
Average net assets (000)	$21,382		$33,100	$31,816	$11,946	$4,160	$784
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.86%	0.86%	0.85%	0.87%	0.95%
Expenses before waivers and/or expense reimbursement	1.39	%(e)	1.28%	1.41%	1.79%	2.14%	2.75%
Net investment income (loss)	3.28	%(e)	2.76%	3.14%	2.16%	2.84%	2.78%
Portfolio turnover rate(f)	5%		105%	68%	33%	106%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.52		$9.42	$10.49	$10.02	$10.55	$9.93
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28	0.31	0.34	0.30	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		0.24	(0.52)	0.98	(0.16)	0.82
Total from investment operations	(1.15)		0.52	(0.21)	1.32	0.14	1.14
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.42)	(0.35)	(0.85)	(0.60)	(0.52)
Tax return of capital distributions	-		-	(0.20)	-	-	-
Distributions from net realized gains	-		-	(0.31)	-	(0.07)	-
Total dividends and distributions	(0.28)		(0.42)	(0.86)	(0.85)	(0.67)	(0.52)
Net asset value, end of period	$8.09		$9.52	$9.42	$10.49	$10.02	$10.55
Total Return(b):	(12.34)%		5.56%	(1.94)%	13.79%	1.37%	11.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,406		$34,696	$32,930	$33,833	$29,530	$29,120
Average net assets (000)	$33,218		$34,756	$32,443	$31,497	$29,353	$27,313
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.81%	0.81%	0.80%	0.83%	0.95%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.14%	1.24%	1.66%	1.76%	2.33%
Net investment income (loss)	3.37	%(e)	2.89%	3.22%	3.39%	2.89%	3.15%
Portfolio turnover rate(f)	5%		105%	68%	33%	106%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund    55

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker

PGIM Global Dynamic Bond Fund    57

Notes to Financial Statements  (unaudited) (continued)

quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of

PGIM Global Dynamic Bond Fund    59

Notes to Financial Statements  (unaudited) (continued)

the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Global Dynamic Bond Fund    61

Notes to Financial Statements  (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Global Dynamic Bond Fund    63

Notes to Financial Statements  (unaudited) (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will

PGIM Global Dynamic Bond Fund    65

Notes to Financial Statements   (unaudited) (continued)

return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.70% of the Fund’s average daily net assets up to and including $2.5 billion;	0.70%

0.675% on the next $2.5 billion of the Fund’s average daily net assets;

0.65% of the Fund’s average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes,

PGIM Global Dynamic Bond Fund    67

Notes to Financial Statements   (unaudited) (continued)

stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.20%

C	1.95

Z	0.85

R6	0.80

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$149	$—

C	—	27

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$2,462,667	$12,696,405

PGIM Global Dynamic Bond Fund    69

Notes to Financial Statements   (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$916,981	$2,761,361	$3,678,342	$—	$—	$ —	—	$191

PGIM Institutional Money Market Fund(1)(b)(wa)

—	1,760,000	1,383,214	20	1	376,807	377,109	60(2)

$916,981	$4,521,361	$5,061,556	$ 20	$ 1	$376,807		$251

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$54,274,835	$4,515,526	$(13,781,193)	$(9,265,667)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $6,753,000 which can be carried forward for an unlimited period. The Fund utilized approximately $95,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	3,754,270	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	64.2%
Unaffiliated	3	28.1

PGIM Global Dynamic Bond Fund    71

Notes to Financial Statements   (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	5,222	$48,980
Shares issued in reinvestment of dividends and distributions	5,769	51,957
Shares purchased	(43,677)	(396,813)
Net increase (decrease) in shares outstanding before conversion	(32,686)	(295,876)
Shares issued upon conversion from other share class(es)	525	4,749
Net increase (decrease) in shares outstanding	(32,161)	$(291,127)

Year ended October 31, 2021:
Shares sold	76,666	$749,059
Shares issued in reinvestment of dividends and distributions	8,327	81,124
Shares purchased	(84,830)	(830,537)
Net increase (decrease) in shares outstanding before conversion	163	(354)
Shares issued upon conversion from other share class(es)	4,054	39,214
Shares purchased upon conversion into other share class(es)	(31,031)	(307,521)
Net increase (decrease) in shares outstanding	(26,814)	$(268,661)

Class C
Six months ended April 30, 2022:
Shares sold	585	$5,574
Shares issued in reinvestment of dividends and distributions	2,456	22,072
Shares purchased	(6,859)	(59,455)
Net increase (decrease) in shares outstanding before conversion	(3,818)	(31,809)
Shares purchased upon conversion into other share class(es)	(526)	(4,749)
Net increase (decrease) in shares outstanding	(4,344)	$(36,558)

Year ended October 31, 2021:
Shares sold	23,652	$230,769
Shares issued in reinvestment of dividends and distributions	3,830	37,260
Shares purchased	(85,666)	(835,258)
Net increase (decrease) in shares outstanding before conversion	(58,184)	(567,229)
Shares purchased upon conversion into other share class(es)	(4,353)	(42,078)
Net increase (decrease) in shares outstanding	(62,537)	$(609,307)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	360,975	$3,276,544
Shares issued in reinvestment of dividends and distributions	72,259	651,819
Shares purchased	(1,523,485)	(13,623,315)
Net increase (decrease) in shares outstanding	(1,090,251)	$(9,694,952)

Year ended October 31, 2021:
Shares sold	4,575,380	$45,396,536
Shares issued in reinvestment of dividends and distributions	145,192	1,409,573
Shares purchased	(4,758,776)	(45,469,931)
Net increase (decrease) in shares outstanding before conversion	(38,204)	1,336,178
Shares issued upon conversion from other share class(es)	31,321	310,385
Net increase (decrease) in shares outstanding	(6,883)	$1,646,563

Class R6
Six months ended April 30, 2022:
Shares sold	18,574	$173,209
Shares issued in reinvestment of dividends and distributions	114,970	1,030,163
Shares purchased	(18,056)	(162,842)
Net increase (decrease) in shares outstanding	115,488	$1,040,530

Year ended October 31, 2021:
Shares sold	49,794	$479,106
Shares issued in reinvestment of dividends and distributions	155,595	1,513,538
Shares purchased	(57,998)	(563,175)
Net increase (decrease) in shares outstanding	147,391	$1,429,469

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Global Dynamic Bond Fund    73

Notes to Financial Statements   (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 12 days that the Fund had loans outstanding during the period was approximately $1,035,917, borrowed at a weighted average interest rate of 1.38%. The maximum loan outstanding amount during the period was $2,775,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the

PGIM Global Dynamic Bond Fund    75

Notes to Financial Statements   (unaudited) (continued)

instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Global Dynamic Bond Fund    77

Notes to Financial Statements   (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption

PGIM Global Dynamic Bond Fund    79

Notes to Financial Statements   (unaudited) (continued)

proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Short Position Risk: The Fund may take short positions in derivative instruments that present various risks, including credit/counterparty risk and leverage risk. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument and, thus, the risk of a theoretically unlimited loss for the Fund. Short positions/sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any

PGIM Global Dynamic Bond Fund    81

Notes to Financial Statements   (unaudited) (continued)

such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Dynamic Bond Fund    83

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX

CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E2

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Wadhwani is the primary business name of PGIM Wadhwani LLP, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Wadhwani Systematic Absolute Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Wadhwani Systematic Absolute Return Fund

June 15, 2022

PGIM Wadhwani Systematic Absolute Return Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Total Returns as of 4/30/22 (without sales charges) Since Inception* (%)

Class A	2.50	4.76 (09/28/2021)

Class C	2.13	4.28 (09/28/2021)

Class Z	2.53	4.78 (09/28/2021)

Class R6	2.64	4.90 (09/28/2021)

ICE BofA US 3-Month Treasury Bill Index

	0.07	0.06

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Wadhwani Systematic Absolute Return Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Wadhwani Systematic Absolute Return Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,025.00	1.48%	$ 7.43
	Hypothetical	$1,000.00	$1,017.46	1.48%	$ 7.40

Class C	Actual	$1,000.00	$1,021.30	2.24%	$11.23
	Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18

Class Z	Actual	$1,000.00	$1,025.30	1.23%	$ 6.18
	Hypothetical	$1,000.00	$1,018.70	1.23%	$ 6.16

Class R6	Actual	$1,000.00	$1,026.40	1.19%	$ 5.98
	Hypothetical	$1,000.00	$1,018.89	1.19%	$ 5.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Wadhwani Systematic Absolute Return Fund	7

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

SHORT-TERM INVESTMENT 79.6%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $25,206,941)	25,206,941	$25,206,941

TOTAL INVESTMENTS 79.6%
(cost $25,206,941)		25,206,941
Other assets in excess of liabilities(z) 20.4%		6,442,621

NET ASSETS 100.0%		$31,649,562

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

ASX—Australian Securities Exchange

BTP—Buoni del Tesoro Poliennali

CAC40—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

KLCI—Kuala Lumpur Composite Index

KOSPI—Korean Composite Stock Price Index

LIBOR—London Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

OMXS—Nordic Exchange Stockholm Index

OTC—Over-the-counter

S&P—Standard & Poor’s

SET—Stock Exchange of Thailand

SGX—Singapore Exchange

SONIA—Sterling Overnight Index Average

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2	90 Day ASX Bank Bill	Sep. 2022	$1,405,338	$(1,261)
8	90 Day ASX Bank Bill	Dec. 2022	5,613,093	(4,085)
6	90 Day ASX Bank Bill	Mar. 2023	4,205,083	(3,129)
11	3 Month SONIA Index	Jun. 2023	3,367,734	(3,641)
39	2 Year U.S. Treasury Notes	Jun. 2022	8,221,688	(19,676)
42	10 Year Euro-Bund	Jun. 2022	6,805,250	(42,788)
1	10 Year Japanese Bonds	Jun. 2022	1,152,919	(158)
17	10 Year U.S. Treasury Notes	Jun. 2022	2,025,656	(7,522)
5	ASX SPI 200 Index	Jun. 2022	654,354	6,459
4	FTSE 100 Index	Jun. 2022	377,889	(1,638)
4	FTSE Bursa Malaysia KLCI Index	May 2022	73,458	153
5	FTSE/JSE Top 40 Index	Jun. 2022	208,393	(4,328)
2	Mexican Bolsa Index	Jun. 2022	50,282	(3,341)
2	S&P 500 E-Mini Index	Jun. 2022	412,750	(7,191)
1	S&P/TSX 60 Index	Jun. 2022	194,917	(6,416)
17	SET 50 Index	Jun. 2022	97,096	(2,672)

				(101,234)

Short Positions:
2	90 Day Euro Dollar	Sep. 2022	486,200	696
5	90 Day Euro Dollar	Dec. 2022	1,209,625	3,279
4	90 Day Euro Dollar	Mar. 2023	965,450	2,805
1	5 Year Euro-Bobl	Jun. 2022	134,169	147
69	5 Year U.S. Treasury Notes	Jun. 2022	7,774,360	32,110
10	10 Year Australian Treasury Bonds	Jun. 2022	877,110	577
69	10 Year Canadian Government Bonds	Jun. 2022	6,786,938	50,939
40	10 Year U.K. Gilt	Jun. 2022	5,957,295	18,253
6	20 Year U.S. Treasury Bonds	Jun. 2022	844,125	7,117
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	481,313	3,246
4	CAC40 10 Euro	May 2022	273,295	(858)
1	DAX Index	Jun. 2022	371,606	(54)

See Notes to Financial Statements.

10

Futures contracts outstanding at April 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
83	Euro Schatz Index	Jun. 2022	$9,644,390	$8,833
27	Euro STOXX 50 Index	Jun. 2022	1,064,149	(5,562)
2	Euro-BTP Italian Government Bond	Jun. 2022	275,004	18,260
5	Euro-OAT	Jun. 2022	769,270	9,006
1	Hang Seng China Enterprises Index	May 2022	46,355	(2,697)
4	KOSPI 200 Index	Jun. 2022	283,121	2,303
9	Nikkei 225 (SGX)	Jun. 2022	949,412	(35,651)
6	OMXS 30 Index	May 2022	125,674	1,116
1	TOPIX Index	Jun. 2022	146,638	(1,659)

				112,206

				$10,972

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	2,110	$1,566,861	$1,491,326	$—	$(75,535)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	560	415,844	395,802	—	(20,042)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	320	237,622	226,173	—	(11,449)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	230	169,755	162,562	—	(7,193)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	40	29,771	28,271	—	(1,500)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	22,278	21,203	—	(1,075)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	22,345	21,203	—	(1,142)
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	10	7,443	7,068	—	(375)
Brazilian Real,
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	2,183	440,000	440,902	902	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	694	140,000	140,287	287	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	560	120,000	113,069	—	(6,931)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	332	70,000	67,162	—	(2,838)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	248	50,000	50,103	103	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	191	40,000	38,675	—	(1,325)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	189	40,000	38,244	—	(1,756)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	144	30,000	29,040	—	(960)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	143	30,000	28,961	—	(1,039)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	140	30,000	28,264	—	(1,736)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	97	20,000	19,545	—	(455)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	96	20,000	19,398	—	(602)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	96	20,000	19,310	—	(690)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	96	$20,000	$19,336	$—	$(664)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	95	20,000	19,131	—	(869)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,081	—	(919)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,069	—	(931)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,075	—	(925)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	48	10,000	9,658	—	(342)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	48	10,000	9,755	—	(245)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,412	—	(588)
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	2,053	410,000	410,656	656	—
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	200	40,000	40,029	29	—
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	152	30,000	30,392	392	—
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	150	30,000	30,072	72	—
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	101	20,000	20,275	275	—
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	101	20,000	20,195	195	—
British Pound,
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	390	509,383	490,397	—	(18,986)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	230	299,267	289,208	—	(10,059)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	120	156,030	150,891	—	(5,139)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	110	143,818	138,317	—	(5,501)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	100	130,415	125,743	—	(4,672)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	80	104,478	100,594	—	(3,884)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	60	78,015	75,446	—	(2,569)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	40	52,231	50,297	—	(1,934)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	30	39,179	37,723	—	(1,456)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	30	39,223	37,723	—	(1,500)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20	26,122	25,148	—	(974)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20	26,149	25,149	—	(1,000)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20	26,122	25,148	—	(974)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20	26,149	25,149	—	(1,000)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,060	12,575	—	(485)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,003	12,575	—	(428)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,061	12,574	—	(487)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,041	12,574	—	(467)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,003	12,575	—	(428)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,074	12,574	—	(500)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10	13,061	12,576	—	(485)
Canadian Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	314	249,452	244,509	—	(4,943)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	128	100,180	99,801	—	(379)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	127	99,753	98,706	—	(1,047)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	125	99,479	97,332	—	(2,147)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	102	80,140	79,299	—	(841)

See Notes to Financial Statements.

12

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	88	$69,957	$68,677	$—	$(1,280)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	76	60,047	58,983	—	(1,064)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	75	59,592	58,306	—	(1,286)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	75	59,762	58,100	—	(1,662)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	63	49,980	49,066	—	(914)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	63	49,963	49,078	—	(885)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	62	49,938	48,613	—	(1,325)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	37	30,015	29,180	—	(835)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	26	20,149	20,077	—	(72)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	25	19,966	19,612	—	(354)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	25	19,870	19,661	—	(209)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	25	19,796	19,726	—	(70)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	25	19,944	19,549	—	(395)
Chilean Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	16,169	20,000	18,888	—	(1,112)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	8,233	10,000	9,618	—	(382)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	8,166	10,000	9,539	—	(461)
Chinese Renminbi,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	2,172	340,000	326,480	—	(13,520)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	327	49,908	49,078	—	(830)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	66	10,008	9,929	—	(79)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	64	9,977	9,585	—	(392)
Colombian Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	COP	188,625	50,000	47,497	—	(2,503)
Czech Koruna,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	730	32,279	31,237	—	(1,042)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	491	21,094	20,992	—	(102)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	490	20,908	20,966	58	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	246	10,540	10,517	—	(23)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	245	10,618	10,489	—	(129)
Euro,
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	540	583,274	570,134	—	(13,140)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	480	507,740	506,786	—	(954)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	350	379,992	369,531	—	(10,461)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	250	270,549	263,951	—	(6,598)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	240	257,373	253,393	—	(3,980)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	210	227,995	221,719	—	(6,276)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	150	163,638	158,370	—	(5,268)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	130	140,686	137,255	—	(3,431)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	120	129,616	126,696	—	(2,920)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	70	73,547	73,907	360	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	50	53,619	52,790	—	(829)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	50	$54,017	$52,791	$—	$(1,226)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	50	53,619	52,790	—	(829)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	40	43,205	42,232	—	(973)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	40	43,213	42,232	—	(981)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,862	10,558	—	(304)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,801	10,558	—	(243)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,822	10,558	—	(264)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,578	10,558	—	(20)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,578	10,558	—	(20)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,801	10,558	—	(243)
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,724	10,558	—	(166)
Hungarian Forint,
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,783	10,548	10,523	—	(25)
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,755	10,759	10,446	—	(313)
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,741	10,698	10,406	—	(292)
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,702	10,712	10,299	—	(413)
Indian Rupee,
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	51,981	680,000	677,425	—	(2,575)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	9,173	120,000	119,546	—	(454)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	1,529	20,000	19,924	—	(76)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	768	10,000	10,006	6	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	768	10,000	10,007	7	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	767	10,000	9,993	—	(7)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	766	10,000	9,984	—	(16)
Indonesian Rupiah,
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	2,011,996	140,000	138,085	—	(1,915)
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	145,116	10,000	9,959	—	(41)
Israeli Shekel,
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	32	9,930	9,646	—	(284)
Japanese Yen,
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	34,947	269,919	269,452	—	(467)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	25,142	199,747	193,854	—	(5,893)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	16,650	130,325	128,375	—	(1,950)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	7,587	60,015	58,496	—	(1,519)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	7,555	60,191	58,251	—	(1,940)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	6,407	50,150	49,400	—	(750)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	6,337	49,954	48,858	—	(1,096)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	6,292	49,991	48,516	—	(1,475)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	5,018	39,865	38,689	—	(1,176)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	3,830	30,052	29,533	—	(519)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	3,793	30,008	29,249	—	(759)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,600	20,084	20,049	—	(35)

See Notes to Financial Statements.

14

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,567	$19,989	$19,793	$—	$(196)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,558	20,020	19,720	—	(300)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,556	20,006	19,707	—	(299)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,554	20,131	19,689	—	(442)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,531	20,020	19,513	—	(507)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,506	19,911	19,324	—	(587)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,506	19,911	19,324	—	(587)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,294	9,993	9,976	—	(17)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,286	10,016	9,918	—	(98)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,283	9,989	9,891	—	(98)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,280	9,966	9,868	—	(98)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,278	10,025	9,852	—	(173)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,275	10,002	9,829	—	(173)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,275	10,002	9,829	—	(173)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,264	10,003	9,750	—	(253)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,258	10,024	9,701	—	(323)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,258	10,024	9,701	—	(323)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,258	10,020	9,697	—	(323)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	1,253	9,955	9,661	—	(294)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	19	146	145	—	(1)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	4	28	27	—	(1)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	3	23	23	—	—
Mexican Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	11,944	600,000	583,096	—	(16,904)
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	5,175	260,000	252,644	—	(7,356)
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	1,990	100,000	97,154	—	(2,846)
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	204	9,957	9,944	—	(13)
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	203	9,961	9,933	—	(28)
New Taiwanese Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	1,454	50,000	49,448	—	(552)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	877	30,000	29,831	—	(169)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	876	30,000	29,811	—	(189)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	875	30,000	29,777	—	(223)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	875	30,000	29,774	—	(226)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	587	20,000	19,972	—	(28)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	577	20,000	19,639	—	(361)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	294	10,000	9,992	—	(8)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,935	—	(65)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,931	—	(69)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,931	—	(69)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,926	—	(74)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	70	$47,066	$45,193	$—	$(1,873)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	70	47,063	45,194	—	(1,869)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	40	27,138	25,825	—	(1,313)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	19,380	19,368	—	(12)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	19,670	19,369	—	(301)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	20,329	19,368	—	(961)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,272	12,913	—	(359)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,548	12,912	—	(636)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	12,948	12,912	—	(36)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,281	12,913	—	(368)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,801	6,456	—	(345)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,791	6,456	—	(335)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,733	6,456	—	(277)
Norwegian Krone,
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	588	63,814	62,730	—	(1,084)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	285	32,325	30,414	—	(1,911)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	196	21,287	20,925	—	(362)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	196	20,899	20,943	44	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	192	21,787	20,490	—	(1,297)
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	99	10,525	10,547	22	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	95	10,775	10,138	—	(637)
Polish Zloty,
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	93	21,514	20,917	—	(597)
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	47	10,453	10,551	98	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	47	10,489	10,588	99	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	47	10,528	10,582	54	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	46	10,849	10,437	—	(412)
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	46	10,755	10,411	—	(344)
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	46	10,814	10,447	—	(367)
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	46	10,787	10,432	—	(355)
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	—*	22	22	—	—
Singapore Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	341	250,000	246,574	—	(3,426)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	203	149,649	146,766	—	(2,883)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	177	130,000	128,219	—	(1,781)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	69	50,044	50,193	149	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	28	19,989	20,048	59	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	9,974	9,936	—	(38)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	—*	12	12	—	—
South African Rand,
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	3,052	210,000	192,811	—	(17,189)
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	2,470	170,000	156,085	—	(13,915)

See Notes to Financial Statements.

16

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	1,889	$130,000	$119,359	$—	$(10,641)
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	160	9,965	10,098	133	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	159	9,932	10,064	132	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	158	9,986	9,986	—	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	157	9,929	9,929	—	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	156	9,929	9,831	—	(98)
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	146	9,890	9,217	—	(673)
South Korean Won,
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	24,699	20,000	19,551	—	(449)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	24,491	20,000	19,387	—	(613)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,708	10,000	10,059	59	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,485	10,000	9,882	—	(118)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,423	10,000	9,834	—	(166)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,360	10,000	9,783	—	(217)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,332	10,000	9,761	—	(239)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,302	10,000	9,738	—	(262)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,242	10,000	9,691	—	(309)
Swedish Krona,
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	3,862	409,883	393,527	—	(16,356)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	2,484	255,384	253,106	—	(2,278)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	2,179	221,817	222,032	215	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	1,446	151,173	147,358	—	(3,815)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	823	86,625	83,839	—	(2,786)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	414	43,399	42,212	—	(1,187)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	413	43,461	42,030	—	(1,431)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	411	43,093	41,918	—	(1,175)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	312	32,031	31,745	—	(286)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	209	21,313	21,300	—	(13)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	209	21,293	21,280	—	(13)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	206	21,532	20,944	—	(588)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	104	10,578	10,588	10	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	103	10,825	10,529	—	(296)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	103	10,792	10,498	—	(294)
Swiss Franc,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	690	740,000	709,633	—	(30,367)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	280	300,000	287,686	—	(12,314)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	168	180,000	172,604	—	(7,396)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	140	150,092	144,164	—	(5,928)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	106	110,080	109,526	—	(554)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	68	70,121	70,083	—	(38)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	67	69,959	68,987	—	(972)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	10	10,000	9,861	—	(139)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	10	$9,979	$9,860	$—	$(119)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	9	10,013	9,618	—	(395)
Thai Baht,
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	2,348	70,000	68,560	—	(1,440)
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	689	19,994	20,116	122	—
Turkish Lira,
Expiring 05/18/22	Morgan Stanley & Co. LLC	TRY	2,375	160,000	157,748	—	(2,252)

				$19,417,816	$18,897,955	4,538	(524,399)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	480	$355,193	$339,259	$15,934	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	240	173,857	169,630	4,227	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	230	169,644	162,561	7,083	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	220	157,138	155,493	1,645	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	190	136,184	134,290	1,894	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	150	107,140	106,019	1,121	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	130	92,269	91,883	386	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	130	92,976	91,882	1,094	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	100	72,440	70,679	1,761	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	80	57,341	56,543	798	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	70	51,511	49,475	2,036	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	60	42,912	42,407	505	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	60	44,678	42,407	2,271	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	50	37,286	35,339	1,947	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	40	29,435	28,272	1,163	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	21,503	21,204	299	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	22,200	21,204	996	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	21,299	21,203	96	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	22,200	21,204	996	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	30	21,732	21,204	528	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	20	14,752	14,136	616	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	20	14,915	14,136	779	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	20	14,200	14,136	64	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	AUD	10	7,359	7,068	291	—
Brazilian Real,
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	1,984	400,000	400,848	—	(848)

See Notes to Financial Statements.

18

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	348	$70,000	$70,203	$—	$(203)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	297	60,000	60,074	—	(74)
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	291	60,000	58,749	1,251	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	287	60,000	58,023	1,977	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	235	50,000	47,524	2,476	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	195	40,000	39,388	612	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	146	30,000	29,506	494	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	142	30,000	28,720	1,280	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	140	30,000	28,203	1,797	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	140	30,000	28,363	1,637	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	97	20,000	19,498	502	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	96	20,000	19,490	510	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	95	20,000	19,195	805	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	95	20,000	19,238	762	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,069	931	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,000	1,000	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,086	914	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,041	959	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	94	20,000	19,011	989	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	49	10,000	9,874	126	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	48	10,000	9,752	248	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	48	10,000	9,634	366	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,450	550	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,454	546	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,531	469	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,476	524	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,409	591	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,418	582	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,566	434	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,401	599	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,533	467	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	47	10,000	9,528	472	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	46	10,000	9,390	610	—
Expiring 05/03/22	Morgan Stanley & Co. LLC	BRL	9	1,811	1,832	—	(21)
Expiring 06/02/22	Morgan Stanley & Co. LLC	BRL	49	10,000	9,864	136	—
British Pound,
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	460	590,655	578,417	12,238	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	410	533,775	515,546	18,229	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	360	458,086	452,673	5,413	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	340	442,632	427,525	15,107	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	250	325,546	314,357	11,189	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	180	226,754	226,337	417	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	150		$196,349	$188,614	$7,735	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	140		176,412	176,040	372	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	130		169,276	163,466	5,810	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	50		63,004	62,871	133	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	50		65,450	62,872	2,578	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	40		52,088	50,297	1,791	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	40		51,361	50,297	1,064	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20		24,895	25,148	—	(253)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20		25,114	25,148	—	(34)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	20		25,681	25,149	532	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,597	12,574	23	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,448	12,575	—	(127)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,448	12,575	—	(127)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,597	12,574	23	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,597	12,574	23	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,597	12,574	23	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,725	12,575	150	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,557	12,574	—	(17)
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,601	12,574	27	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,725	12,575	150	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	GBP	10		12,840	12,574	266	—
Canadian Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	177		140,000	137,778	2,222	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	89		70,403	68,896	1,507	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	76		59,513	59,357	156	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	64		50,173	50,003	170	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	38		30,059	29,957	102	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	26		20,279	20,141	138	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	13		10,609	10,382	227	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	13		10,013	9,831	182	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CAD	—	*	27	27	—	—
Chilean Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	25,079		30,000	29,296	704	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	8,600		10,000	10,046	—	(46)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	8,549		10,000	9,987	13	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CLP	8,251		10,000	9,639	361	—
Chinese Renminbi,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	451		69,880	67,849	2,031	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	449		69,867	67,503	2,364	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	389		59,889	58,417	1,472	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	193		29,951	29,072	879	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	192		29,950	28,823	1,127	—

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	191	$29,938	$28,773	$1,165	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	133	19,997	20,037	—	(40)
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	132	19,976	19,771	205	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	66	9,988	9,896	92	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CNH	—*	14	14	—	—
Colombian Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	COP	117,192	30,000	29,510	490	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	COP	38,234	10,000	9,628	372	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	COP	37,539	10,000	9,453	547	—
Czech Koruna,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	244	10,802	10,455	347	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	244	10,793	10,456	337	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	244	10,810	10,431	379	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	—*	3	3	—	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CZK	—*	3	3	—	—
Euro,
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	3,280	3,559,623	3,463,038	96,585	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	1,560	1,693,023	1,647,055	45,968	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	900	976,789	950,224	26,565	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	590	640,322	622,925	17,397	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	490	530,888	517,344	13,544	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	450	488,376	475,112	13,264	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	310	336,437	327,299	9,138	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	230	249,193	242,835	6,358	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	120	126,894	126,696	198	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	100	105,745	105,580	165	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	90	97,789	95,023	2,766	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	90	97,148	95,023	2,125	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	80	85,274	84,465	809	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	60	65,193	63,349	1,844	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	50	53,971	52,790	1,181	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	40	43,537	42,232	1,305	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	30	31,978	31,675	303	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	30	32,383	31,675	708	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	20	21,318	21,116	202	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,575	10,559	16	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,794	10,558	236	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,575	10,559	16	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	EUR	10	10,574	10,558	16	—
Hungarian Forint,
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	7,431	21,694	20,672	1,022	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,785	10,496	10,529	—	(33)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,773	$10,634	$10,497	$137	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	HUF	3,766	10,822	10,477	345	—
Indian Rupee,
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	8,426	110,000	109,812	188	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	3,840	50,000	50,040	—	(40)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	3,075	40,000	40,071	—	(71)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	3,063	40,000	39,915	85	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	2,299	30,000	29,957	43	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	2,294	30,000	29,896	104	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	1,532	20,000	19,966	34	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	768	10,000	10,009	—	(9)
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	766	10,000	9,978	22	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	766	10,000	9,979	21	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	766	10,000	9,982	18	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	766	10,000	9,984	16	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	INR	764	10,000	9,960	40	—
Indonesian Rupiah,
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	1,749,985	120,000	120,103	—	(103)
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	288,355	20,000	19,790	210	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	144,344	10,000	9,906	94	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	IDR	143,689	10,000	9,861	139	—
Israeli Shekel,
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	299	90,188	89,656	532	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	264	80,223	79,060	1,163	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	67	19,990	20,003	—	(13)
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	66	20,030	19,846	184	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	64	20,000	19,223	777	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ILS	33	10,009	9,876	133	—
Japanese Yen,
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	99,285	790,000	765,528	24,472	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	99,277	790,000	765,467	24,533	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	73,179	558,390	564,243	—	(5,853)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	43,983	350,000	339,131	10,869	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	10,223	80,098	78,825	1,273	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	8,982	70,173	69,254	919	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	8,943	70,067	68,954	1,113	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	7,732	60,080	59,618	462	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	5,231	39,915	40,333	—	(418)
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	3,850	30,076	29,682	394	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	3,770	30,000	29,065	935	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,599	20,197	20,042	155	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,556	19,944	19,710	234	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,542	$19,831	$19,598	$233	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	JPY	2,525	19,777	19,469	308	—
Mexican Peso,
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	1,199	59,813	58,543	1,270	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	1,195	59,459	58,335	1,124	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	810	39,852	39,524	328	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	798	39,571	38,948	623	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	613	29,997	29,920	77	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	600	29,826	29,314	512	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	404	19,906	19,699	207	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	403	19,862	19,655	207	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	400	19,896	19,520	376	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	400	19,938	19,515	423	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	202	9,966	9,862	104	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	200	9,946	9,775	171	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	200	9,896	9,740	156	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	200	9,947	9,759	188	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	200	9,955	9,744	211	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	200	9,896	9,740	156	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	199	9,950	9,718	232	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	198	9,950	9,652	298	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	MXN	—*	18	18	—	—
New Taiwanese Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	14,461	500,000	491,939	8,061	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	2,314	80,000	78,710	1,290	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	1,157	40,000	39,355	645	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	884	30,000	30,078	—	(78)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	877	30,000	29,841	159	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	587	20,000	19,981	19	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	296	10,000	10,059	—	(59)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	295	10,000	10,043	—	(43)
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	294	10,000	9,988	12	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	294	10,000	9,987	13	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	294	10,000	9,988	12	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,940	60	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	292	10,000	9,950	50	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	TWD	289	10,000	9,820	180	—
New Zealand Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	110	71,229	71,019	210	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	70	47,448	45,194	2,254	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	60	40,668	38,737	1,931	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	60	40,629	38,738	1,891	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	50	$34,041	$32,282	$1,759	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	50	33,902	32,281	1,621	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	40	26,881	25,825	1,056	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	20,174	19,369	805	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	19,480	19,369	111	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	19,783	19,369	414	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	20,366	19,369	997	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	20,197	19,369	828	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	30	20,334	19,368	966	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,206	12,912	294	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,084	12,913	171	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,534	12,913	621	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,084	12,913	171	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,563	12,913	650	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,259	12,913	346	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,025	12,913	112	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,188	12,912	276	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	20	13,188	12,912	276	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,557	6,457	100	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,591	6,456	135	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,724	6,456	268	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,581	6,457	124	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,725	6,456	269	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,492	6,456	36	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,801	6,456	345	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,582	6,456	126	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,594	6,456	138	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,808	6,456	352	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,475	6,456	19	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,628	6,457	171	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,808	6,456	352	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NZD	10	6,768	6,456	312	—
Norwegian Krone,
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	485	53,048	51,696	1,352	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	478	54,351	50,922	3,429	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	387	43,181	41,218	1,963	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	195	21,340	20,796	544	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	192	21,683	20,519	1,164	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	99	10,582	10,508	74	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	99	10,582	10,508	74	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	97	10,794	10,303	491	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	97	10,797	10,306	491	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	97	$10,793	$10,302	$491	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	NOK	2	218	217	1	—
Polish Zloty,
Expiring 05/18/22	Morgan Stanley & Co. LLC	PLN	93	21,400	20,932	468	—
Singapore Dollar,
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	151	110,010	109,365	645	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	69	50,032	49,893	139	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	68	50,076	49,105	971	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	41	29,992	29,816	176	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	41	30,024	29,676	348	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	41	29,983	29,944	39	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	41	30,025	29,587	438	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	27	19,999	19,767	232	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	27	20,031	19,643	388	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	10,015	9,821	194	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	10,000	9,847	153	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	9,973	9,886	87	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	9,953	9,867	86	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	14	10,000	9,972	28	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SGD	—*	4	4	—	—
South African Rand,
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	897	59,691	56,646	3,045	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	768	49,782	48,501	1,281	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	751	49,177	47,472	1,705	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	630	39,928	39,797	131	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	614	39,805	38,781	1,024	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	452	29,996	28,538	1,458	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	440	29,998	27,818	2,180	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	301	19,981	19,010	971	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	294	19,999	18,545	1,454	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	159	10,066	10,033	33	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	150	9,991	9,505	486	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	147	9,992	9,269	723	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	147	9,994	9,271	723	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	ZAR	—*	1	1	—	—
South Korean Won,
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	246,057	200,000	194,772	5,228	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	49,975	40,000	39,559	441	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	25,436	20,000	20,134	—	(134)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	25,347	20,000	20,064	—	(64)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	25,254	20,000	19,991	9	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	24,809	20,000	19,638	362	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	24,585	$20,000	$19,461	$539	$—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,733	10,000	10,078	—	(78)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,670	10,000	10,029	—	(29)
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,486	10,000	9,884	116	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,486	10,000	9,884	116	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,361	10,000	9,785	215	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	KRW	12,349	10,000	9,775	225	—
Swedish Krona,
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	3,860	409,883	393,328	16,555	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	1,860	188,897	189,514	—	(617)
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	1,034	107,813	105,348	2,465	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	1,033	105,681	105,220	461	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	517	53,918	52,685	1,233	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	512	54,321	52,204	2,117	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	410	43,508	41,762	1,746	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	309	32,480	31,504	976	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	205	21,724	20,877	847	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	103	10,789	10,542	247	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	SEK	2	206	198	8	—
Swiss Franc,
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	335	349,845	344,228	5,617	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	207	220,199	213,321	6,878	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	190	200,400	195,319	5,081	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	95	99,911	97,568	2,343	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	68	70,088	69,978	110	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	38	40,608	39,367	1,241	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	38	40,052	39,036	1,016	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	28	30,012	29,134	878	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	28	30,008	29,071	937	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	19	19,923	19,603	320	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	19	20,022	19,552	470	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	19	20,026	19,400	626	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	19	20,142	19,735	407	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	10	10,008	9,806	202	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	10	9,994	9,792	202	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	10	10,005	9,989	16	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	9	10,015	9,761	254	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	9	9,992	9,758	234	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	CHF	9	9,974	9,682	292	—
Thai Baht,
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	6,177	180,049	180,400	—	(351)
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	3,380	100,040	98,706	1,334	—

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	1,719	$49,972	$50,199	$—	$(227)
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	673	20,007	19,648	359	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	343	9,999	10,019	—	(20)
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	343	10,026	10,028	—	(2)
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	341	9,973	9,956	17	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	340	10,000	9,926	74	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	340	10,000	9,926	74	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	338	9,997	9,872	125	—
Expiring 05/18/22	Morgan Stanley & Co. LLC	THB	337	10,022	9,842	180	—

				$26,434,612	$25,827,156	617,488	(10,032)

						$622,026	$(534,431)

*	Less than 500.

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/18/22	Buy	CZK	491	EUR	20	$—	$(121)	Morgan Stanley & Co. LLC
05/18/22	Buy	CZK	4,172	EUR	170	—	(1,032)	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	PLN	47	55	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	95	407	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	95	385	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	95	391	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	96	325	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	96	366	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	96	375	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	96	329	—	Morgan Stanley & Co. LLC

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Cross currency exchange contracts outstanding at April 30, 2022 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/18/22	Buy	EUR	10	NOK	96	$353	$—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	10	NOK	96	354	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	20	NOK	190	816	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	20	NOK	190	822	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	20	NOK	191	723	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	20	NOK	191	757	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	30	PLN	140	187	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	30	NOK	286	1,232	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	30	NOK	287	1,058	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	30	NOK	287	1,089	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	50	NOK	476	2,052	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	50	NOK	476	2,042	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	60	NOK	572	2,355	—	Morgan Stanley & Co. LLC
05/18/22	Buy	EUR	2,100	SEK	21,700	6,272	—	Morgan Stanley & Co. LLC
05/18/22	Buy	HUF	7,594	EUR	20	8	—	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	95	EUR	10	—	(383)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	95	EUR	10	—	(396)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	95	EUR	10	—	(417)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	96	EUR	10	—	(367)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	96	EUR	10	—	(368)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	96	EUR	10	—	(332)	Morgan Stanley & Co. LLC

See Notes to Financial Statements.

28

Cross currency exchange contracts outstanding at April 30, 2022 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/18/22	Buy	NOK	287	EUR	30	$—	$(1,103)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	670	EUR	70	—	(2,498)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	1,625	EUR	170	—	(6,213)	Morgan Stanley & Co. LLC
05/18/22	Buy	NOK	4,972	EUR	520	—	(18,944)	Morgan Stanley & Co. LLC

						$22,753	$(32,174)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Credit Suisse Securities (USA) LLC	$531,916	$—
Morgan Stanley & Co. LLC	357,324	—

Total	$889,240	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investment
Unaffiliated Fund	$25,206,941	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$165,299	$—	$—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$622,026	$—
OTC Cross Currency Exchange Contracts	—	22,753	—

Total	$165,299	$644,779	$—

Liabilities
Futures Contracts	$(154,327)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(534,431)	—
OTC Cross Currency Exchange Contracts	—	(32,174)	—

Total	$(154,327)	$(566,605)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Unaffiliated Fund	79.6%

79.6
Other assets in excess of liabilities	20.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$10,031	*	Due from/to broker-variation margin futures	$72,067	*

See Notes to Financial Statements.

30

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$22,753		Unrealized depreciation on OTC cross currency exchange contracts	$32,174
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	622,026		Unrealized depreciation on OTC forward foreign currency exchange contracts	534,431
Interest rate contracts	Due from/to broker-variation margin futures	155,268	*	Due from/to broker-variation margin futures	82,260	*

		$810,078			$720,932

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Equity contracts	$103,176	$—	$(10,764)
Foreign exchange contracts	—	(79,625)	—
Interest rate contracts	1,062,989	—	—

Total	$1,166,165	$(79,625)	$(10,764)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward & Cross Currency Exchange Contracts
Equity contracts		$(236,874)	$ —
Foreign exchange contracts		—	14,675
Interest rate contracts		103,878	—

Total		$(132,996)	$14,675

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$52,626,745
Futures Contracts - Short Positions (1)	53,689,844
Forward Foreign Currency Exchange Contracts - Purchased (2)	24,734,546
Forward Foreign Currency Exchange Contracts - Sold (2)	28,994,674
Cross Currency Exchange Contracts (3)	3,518,089
Total Return Swap Agreements (1)	34,047

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. LLC	$644,779	$(566,605)	$78,174	$—	$78,174

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $25,206,941)	$25,206,941
Deposit with prime broker for futures and OTC forward foreign currency exchange contracts	5,467,900
Deposit with broker for centrally cleared/exchange-traded derivatives	889,240
Unrealized appreciation on OTC forward foreign currency exchange contracts	622,026
Due from broker—variation margin futures	35,708
Unrealized appreciation on OTC cross currency exchange contracts	22,753
Dividends receivable	4,662
Prepaid expenses and other assets	119,523

Total Assets	32,368,753

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	534,431
Management fee payable	52,969
Accrued expenses and other liabilities	51,405
Due to broker—variation margin futures	46,488
Unrealized depreciation on OTC cross currency exchange contracts	32,174
Trustees’ fees payable	1,532
Affiliated transfer agent fee payable	178
Distribution fee payable	14

Total Liabilities	719,191

Net Assets	$31,649,562

Net assets were comprised of:
Shares of beneficial interest, at par	$ 3,103
Paid-in capital in excess of par	30,993,721
Total distributable earnings (loss)	652,738

Net assets, April 30, 2022	$31,649,562

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	33

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share, ($65,906 ÷ 6,470 shares of beneficial interest issued and outstanding)	$10.19
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.78

Class C

Net asset value, offering price and redemption price per share, ($10,424 ÷ 1,027 shares of beneficial interest issued and outstanding)	$10.15

Class Z

Net asset value, offering price and redemption price per share, ($94,862 ÷ 9,304 shares of beneficial interest issued and outstanding)	$10.20

Class R6

Net asset value, offering price and redemption price per share, ($31,478,370 ÷ 3,086,268 shares of beneficial interest issued and outstanding)	$10.20

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$7,642
Affiliated dividend income	6,808

Total income	14,450

Expenses
Management fee	159,105
Distribution fee(a)	70
Registration fees(a)	61,943
Audit fee	29,529
Custodian and accounting fees	22,632
Offering fees	16,332
Legal fees and expenses	7,889
Broker fees	7,607
Trustees’ fees	5,432
Shareholders’ reports	4,991
Transfer agent’s fees and expenses (including affiliated expense of $368)(a)	547
SEC registration fees	48
Miscellaneous	11,496

Total expenses	327,621
Less: Fee waiver and/or expense reimbursement(a)	(150,531)

Net expenses	177,090

Net investment income (loss)	(162,640)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Futures transactions	1,166,165
Forward and cross currency contract transactions	(79,625)
Swap agreement transactions	(10,764)
Foreign currency transactions	8,575

1,084,351

Net change in unrealized appreciation (depreciation) on:
Futures	(132,996)
Forward and cross currency contracts	14,675
Foreign currencies	2,415

(115,906)

Net gain (loss) on investment and foreign currency transactions	968,445

Net Increase (Decrease) In Net Assets Resulting From Operations	$805,805

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	35

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	20	50	—	—
Registration fees	18,886	18,885	18,885	5,287
Transfer agent’s fees and expenses	201	67	224	55
Fee waiver and/or expense reimbursement	(19,130)	(18,978)	(19,221)	(93,202)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	September 28, 2021* through October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(162,640)	$(28,729)
Net realized gain (loss) on investment and foreign currency transactions	1,084,351	489,872
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(115,906)	204,829

Net increase (decrease) in net assets resulting from operations	805,805	665,972

Dividends and Distributions
Distributions from distributable earnings
Class A	(318)	—
Class C	(268)	—
Class Z	(684)	—
Class R6	(835,628)	—

	(836,898)	—

Fund share transactions
Net proceeds from shares sold	137,381	30,041,000
Net asset value of shares issued in reinvestment of dividends and distributions	836,898	—
Cost of shares purchased	(596)	—

Net increase (decrease) in net assets from Fund share transactions	973,683	30,041,000

Total increase (decrease)	942,590	30,706,972

Net Assets:
Beginning of period	30,706,972	—

End of period	$31,649,562	$30,706,972

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.23
Total from investment operations	0.24		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		-
Distributions from net realized gains	(0.22)		-
Total dividends and distributions	(0.27)		-
Net asset value, end of period	$10.19		$10.22
Total Return(c):	2.50%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66		$11
Average net assets (000)	$16		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.46	%(e)	1.40	%(f)
Expenses before waivers and/or expense reimbursement	238.39	%(e)	200.29	%(f)
Net investment income (loss)	(1.39	)%(e)	(1.32	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.21		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.23
Total from investment operations	0.21		0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		-
Distributions from net realized gains	(0.22)		-
Total dividends and distributions	(0.27)		-
Net asset value, end of period	$10.15		$10.21
Total Return(c):	2.13%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10
Average net assets (000)	$10		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.22	%(e)	2.15	%(f)
Expenses before waivers and/or expense reimbursement	380.26	%(e)	197.54	%(f)
Net investment income (loss)	(2.12	)%(e)	(2.07	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		0.23
Total from investment operations	0.26		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		-
Distributions from net realized gains	(0.22)		-
Total dividends and distributions	(0.28)		-
Net asset value, end of period	$10.20		$10.22
Total Return(c):	2.53%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95		$10
Average net assets (000)	$41		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.21	%(e)	1.15	%(f)
Expenses before waivers and/or expense reimbursement	96.83	%(e)	212.41	%(f)
Net investment income (loss)	(1.12	)%(e)	(1.07	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R6 Shares
	Six Months Ended April 30, 2022		September 28, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		0.23
Total from investment operations	0.26		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		-
Distributions from net realized gains	(0.22)		-
Total dividends and distributions	(0.28)		-
Net asset value, end of period	$10.20		$10.22
Total Return(c):	2.64%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,478		$30,675
Average net assets (000)	$30,490		$30,276
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.10	%(f)
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.84	%(f)
Net investment income (loss)	(1.07	)%(e)	(1.02	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	41

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Wadhwani Systematic Absolute Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

42

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

PGIM Wadhwani Systematic Absolute Return Fund	43

Notes to Financial Statements (unaudited) (continued)

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

44

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

PGIM Wadhwani Systematic Absolute Return Fund	45

Notes to Financial Statements (unaudited) (continued)

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

46

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Wadhwani Systematic Absolute Return Fund	47

Notes to Financial Statements (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

48

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Wadhwani LLP (“PGIM Wadhwani” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.05% of the average daily net assets of the Fund up to and including $1 billion;	1.05%

1.03% of the average daily net assets of the Fund from $1 billion up to and including $3 billion;

1.01% of the average daily net assets of the Fund from $3 billion up to and including $5 billion;

1.00% of the average daily net assets of the Fund from $5 billion up to and including $10 billion; and

0.99% of average daily net assets of the Fund over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Wadhwani Systematic Absolute Return Fund	49

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.40%
C	2.15
Z	1.15
R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2022, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM Wadhwani and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

50

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended April 30, 2022.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$24,447,267	$2,140,954	$26,588,221	$—	$—	$—	—	$6,808

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Wadhwani Systematic Absolute Return Fund	51

Notes to Financial Statements (unaudited) (continued)

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$25,207,165	$827,981	$(739,059)	$88,922

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

52

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,028	15.9%
C	1,027	100.0
Z	1,028	11.0
R6	3,086,268	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	99.4%
Unaffiliated	—	—

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	5,401	$54,720
Shares issued in reinvestment of dividends and distributions	32	318
Shares purchased	(61)	(596)
Net increase (decrease) in shares outstanding	5,372	$54,442

Period ended October 31, 2021*:
Shares sold	1,098	$11,000
Net increase (decrease) in shares outstanding	1,098	$11,000

Class C
Six months ended April 30, 2022:
Shares issued in reinvestment of dividends and distributions	27	$268
Net increase (decrease) in shares outstanding	27	$268

Period ended October 31, 2021*:
Shares sold	1,000	$10,000
Net increase (decrease) in shares outstanding	1,000	$10,000

PGIM Wadhwani Systematic Absolute Return Fund	53

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	8,234	$82,661
Shares issued in reinvestment of dividends and distributions	70	684
Net increase (decrease) in shares outstanding	8,304	$83,345

Period ended October 31, 2021*:
Shares sold	1,000	$10,000
Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Six months ended April 30, 2022:
Shares issued in reinvestment of dividends and distributions	85,268	$835,628
Net increase (decrease) in shares outstanding	85,268	$835,628

Period ended October 31, 2021*:
Shares sold	3,001,000	$30,010,000
Net increase (decrease) in shares outstanding	3,001,000	$30,010,000

*	Commencement of operations was September 28, 2021.

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

54

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Cash Management and Defensive Investing Risk: The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of

PGIM Wadhwani Systematic Absolute Return Fund	55

Notes to Financial Statements (unaudited)

(continued)

credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: A substantial portion of assets of the Fund may be invested in non-US currencies or in securities that trade in, and receive revenues in, non-US currencies or in derivatives that provide exposure to non-US currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies in a manner that is not anticipated or does not correspond accurately to changes in the value of the Fund’s holdings and may result in Fund losses. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates may be volatile. Certain currency transactions are also subject to counterparty risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. The Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in

56

unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Risk: The price movement of an ETF may not track the underlying index or basket of securities and may result in a loss. Investments in ETFs entail duplicate management fees, and the Fund will bear its proportionate share of the other expenses of the ETFs in which it invests. In addition, ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the market value of an ETF’s shares. In addition, some commodity ETFs invest in commodity futures that can lose money even when commodity prices are rising.

Europe Recent Events Risk: A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt

PGIM Wadhwani Systematic Absolute Return Fund	57

Notes to Financial Statements (unaudited)

(continued)

could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents throughout Europe could also impact financial markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of

58

the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment

PGIM Wadhwani Systematic Absolute Return Fund	59

Notes to Financial Statements (unaudited)

(continued)

return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

60

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Markets are volatile and the prices of the Fund’s investments may decline generally. Instruments held by the Fund may fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the instruments owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models or algorithms to help guide its investment decisions. The design of the underlying models or algorithms may be

PGIM Wadhwani Systematic Absolute Return Fund	61

Notes to Financial Statements (unaudited)

(continued)

flawed or incomplete. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks. When a model or algorithms used in managing the Fund contains an error, or is incorrect or incomplete, any decision made in reliance on the model or algorithm may not produce the desired results and the Fund may realize losses. There is no guarantee that a quantitative model or algorithm used by the subadviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Short Position Risk: The Fund’s short sales of a security or short positions in derivative instruments are subject to special risks. If the price of the security or derivative increases,

62

then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Also, there is the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Swaps Risk: Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

PGIM Wadhwani Systematic Absolute Return Fund	63

Notes to Financial Statements (unaudited)

(continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

64

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Wadhwani Systematic Absolute Return Fund	65

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Wadhwani LLP	5 Upper St. Martin’s Lane Orion House, 9th Floor London WC2H 9EA

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Wadhwani Systematic Absolute Return Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGAEX	PGAFX	PGAGX	PGAHX

CUSIP	74440K512	74440K496	74440K488	74440K470

MF245E2

Item 2 –	Code of Ethics — Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)   (1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French

Andrew R. French

Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker

Stuart S. Parker

President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly

Christian J. Kelly

Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022